United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number: 811-21803

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        ---------------------------------
             (Exact name of the registrant as specified in charter)

                             2850 Quarry Lake Drive,
                            Baltimore, Maryland 21209
                        ---------------------------------
               (Address of principle executive offices) (Zip code)

                                Theresa D. Becks
                    Campbell & Company Investment Adviser LLC
                             2850 Quarry Lake Drive,
                            Baltimore, Maryland 21209
                        ---------------------------------
                    (name and address for agent for service)

        Registrant's telephone number including area code: (410) 413-2600
                                                           --------------

                   Date of fiscal year end: December 31, 2009
                                            -----------------

                    Date of reporting period: March 31, 2009
                                              --------------

Item 1. Schedule of Investments (Unaudited)

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)

INVESTMENT SECURITIES

                                                                       % of Net
                                                                         Asset
                                              Shares     Value ($)       Value
                                            ---------   ----------    ----------
Common Stocks (United States)

 Consumer Discretionary
    Advance Auto Parts Inc.                     1,536   $   63,099         0.03%
    Aeropostale *                               3,867   $  102,708         0.05%
    Amazon.com Inc.*                            1,748   $  128,373         0.07%
    Arbitron Inc.                               1,542   $   23,145         0.01%
    Autoliv Inc.                                2,278   $   42,302         0.02%
    Bally Technologies Inc.*                    3,443   $   63,420         0.03%
    Best Buy Inc.                                 370   $   14,045         0.01%
    Corinthian Colleges Inc.*                   6,848   $  133,194         0.07%
    Darden Restaurants Inc.                     3,231   $  110,694         0.06%
    Devry Inc.                                 11,252   $  542,121         0.28%
    Directv Group Inc.*                         1,973   $   44,965         0.02%
    Dish Network Corp. Cl A*                    7,042   $   78,237         0.04%
    Gap Inc.                                    6,198   $   80,512         0.04%
    H & R Block Inc.                            3,686   $   67,048         0.04%
    Hibbett Sporting Goods Inc.*                1,562   $   30,022         0.02%
    Home Depot Inc.                             6,251   $  147,274         0.08%
    International Game Technology               9,588   $   88,401         0.05%
    International Speedway Corp.  Cl A          4,246   $   93,667         0.05%
    JAKKS Pacific Inc.*                        11,227   $  138,653         0.07%
    K-Swiss Inc.  Cl A                          8,017   $   68,465         0.04%
    Kohl's Corp.*                               6,198   $  262,299         0.14%
    Lowe's Cos Inc.                             7,154   $  130,561         0.07%
    Macys Inc.                                  9,011   $   80,198         0.04%
    Marvel Entertainment Inc. *                   901   $   23,922         0.01%
    Matthews International Corp.  Cl A         25,118   $  723,650         0.38%
    McDonald's                                  4,503   $  245,729         0.13%
    McGraw-Hill Cos Inc.                        3,390   $   77,529         0.04%
    Mens Wearhouse Inc.                         8,242   $  124,784         0.07%
    Omnicom Group Inc.                          3,285   $   76,869         0.04%
    Radioshack Corp. Del                        6,985   $   59,861         0.03%
    Regis Corp.                                 2,701   $   39,029         0.02%
    Ross Stores                                 2,283   $   81,914         0.04%
    Sonic Corp.*                                1,935   $   19,389         0.01%
    Stanley Works                                 423   $   12,318         0.01%
    Strayer Education Inc.                        901   $  162,063         0.08%
    Target Corp.                                3,549   $  122,050         0.06%
    Tiffany & Co.                               5,280   $  113,837         0.06%
    Tractor Supply Co. *                        2,331   $   84,056         0.04%
    Yum Brands Inc.                             8,772   $  241,055         0.13%
                                                        ----------    ----------
 Total Consumer Discretionary                           $4,741,458         2.48%
                                                        ----------    ----------

                 See Accompanying Notes to Financial Statements.

                                     III-1

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)

 Consumer Staples
    Alberto-Culver Co.                          7,712   $  174,368         0.09%
    Brown-Forman Corp.  Cl B                    7,984   $  310,019         0.16%
    Casey's General Stores Inc.                 2,596   $   69,209         0.04%
    Central European Distribution Corp. *       4,670   $   50,249         0.03%
    Constellation Brands Inc.  Cl A*            7,575   $   90,143         0.05%
    Costco Wholesale Corp.                      1,801   $   83,422         0.04%
    General Mills Inc.                          5,562   $  277,433         0.15%
    Kellogg Co.                                11,125   $  407,509         0.21%
    Kraft Foods Inc.                            8,953   $  199,562         0.10%
    Nash Finch Co.                              7,955   $  223,456         0.12%
    Safeway Inc. (Formerly Safeway)             2,278   $   45,993         0.02%
    Supervalue Inc.                            12,860   $  183,641         0.10%
    Walgreen Co.                                1,430   $   37,123         0.02%
                                                        ----------    ----------
 Total Consumer Staples                                 $2,152,127         1.13%
                                                        ----------    ----------

 Energy
    Apache Corp.                                2,143   $  137,345         0.07%
    Arch Coal Inc.                              1,430   $   19,119         0.01%
    Atlas America                              10,076   $   88,165         0.05%
    Cabot Oil & Gas Corp.                       4,026   $   94,893         0.05%
    Carbo Ceramics Inc.                         3,346   $   95,160         0.05%
    Carrizo Oil & Gas Inc.*                     2,359   $   20,948         0.01%
    Cimarex Energy Co.                          5,893   $  108,313         0.06%
    Comstock Resources Inc. *                   9,609   $  286,348         0.15%
    Conocophillips                              3,861   $  151,197         0.08%
    Dawson Geophysical Co.*                     2,278   $   30,753         0.02%
    Denbury Resources Holdings Inc.*            1,642   $   24,400         0.01%
    Devon Energy Corp.                          3,991   $  178,358         0.09%
    El Paso Corp.                              23,655   $  147,844         0.08%
    EOG Resources Inc.                            592   $   32,418         0.02%
    Forest Oil Corp.*                           2,934   $   38,582         0.02%
    General Maritime Corp.                      5,343   $   37,401         0.02%
    Goodrich Pete Corp.*                        2,236   $   43,289         0.02%
    Hess Corp.                                    423   $   22,927         0.01%
    Holly Corp.                                 3,180   $   67,416         0.04%
    Kinder Morgan Management Llc *                 78   $    3,179         0.00%
    Lufkin Industries Inc.                        959   $   36,327         0.02%
    National-Oilwell Varco Inc. *               2,278   $   65,401         0.03%
    Occidental Pete Corp.                       5,668   $  315,424         0.16%
    Overseas Shipholding Group Inc.             2,755   $   62,456         0.03%
    Penn Virginia Corp.                        11,961   $  131,332         0.07%
    Petrohawk Energy Corp.*                     2,542   $   48,883         0.03%
    Pride International Inc. *                  2,914   $   52,394         0.03%
    Smith International Inc.                    1,707   $   36,666         0.02%
    St Mary Land & Exploration Co.              6,418   $   84,910         0.04%
    Tesoro Corp.                                  423   $    5,698         0.00%

                 See Accompanying Notes to Financial Statements.

                                     III-2

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)

    Tidewater Inc.                              1,856   $   68,913         0.04%
    Whiting Petroleum Corp. *                   3,073   $   79,437         0.04%
    Willbros Group Inc.*                       10,795   $  104,712         0.05%
    Williams Companies Inc.                     3,356   $   38,191         0.02%
    World Fuel Services Corp.                     795   $   25,146         0.02%
                                                        ----------    ----------
 Total Energy                                           $2,783,945         1.46%
                                                        ----------    ----------

 Financials
    1st Source Corp.                              689   $   12,436         0.01%
    Abington Bancorp Inc.                       4,767   $   39,471         0.02%
    Bancfirst Corp.                               530   $   19,292         0.01%
    Bank Mutual Corp.                           5,033   $   45,599         0.02%
    Bank New York Mellon Corp.                  2,384   $   67,348         0.04%
    Bankfinancial Corp.                         3,814   $   38,026         0.02%
    Beneficial Mutal*                           4,503   $   44,355         0.02%
    Berkshire Hills Bancorp Inc.                1,748   $   40,064         0.02%
    Brookline Bancorp Inc.                      4,820   $   45,790         0.02%
    Capital City Bank Group Inc.                1,271   $   14,566         0.01%
    Capital One Financial Corp.                 3,656   $   44,749         0.02%
    Capitol Federal Financial                   1,166   $   44,086         0.02%
    Cathay General Bancorp                      4,435   $   46,257         0.02%
    Center Financial Corp.                     10,011   $   28,231         0.01%
    Central Pacific Financial Corp.             5,880   $   32,928         0.02%
    Chemical Financial Corp.                    1,695   $   35,273         0.02%
    City Holding Co.                            1,550   $   42,300         0.02%
    Comerica Inc.                               3,973   $   72,746         0.04%
    Community Trust Bancorp Inc.                1,007   $   26,937         0.01%
    Dime Community Bancshares                   3,749   $   35,166         0.02%
    Federated Investors Inc. Pa  Cl B           3,443   $   76,641         0.04%
    First Bancorp Puerto Rico                  11,018   $   46,937         0.02%
    First Financial Corp. (Indiana)               636   $   23,468         0.01%
    First Financial Holdings Inc.               6,463   $   49,442         0.03%
    First Financial Northwest Inc.              5,509   $   45,945         0.02%
    First Niagara Financial Group Inc.         20,725   $  225,695         0.12%
    Flushing Financial Corp.                    7,522   $   45,282         0.02%
    Goldman Sachs Group Inc.                    1,219   $  129,238         0.07%
    Greene Bancshares Inc.                      3,497   $   30,774         0.02%
    International Bancshares Corp.              4,079   $   31,816         0.02%
    Jefferies Group Inc.                        9,964   $  137,503         0.07%
    JPMorgan Chase & Co.                          477   $   12,679         0.01%
    Kearny Financial Corp.                      4,185   $   43,859         0.02%
    Knight Capital Group Inc.*                  2,431   $   35,833         0.02%
    Lakeland Financial Corp.                      901   $   17,290         0.01%
    Lincoln National Corp. Ind                  3,178   $   21,261         0.01%
    M&T Bank Corp.                                370   $   16,739         0.01%
    Mainsource Financial Group Inc.             1,960   $   15,758         0.01%
    Mercury General Corp.                       1,329   $   39,471         0.02%
    New Westfield Financial                     1,801   $   15,849         0.01%

                 See Accompanying Notes to Financial Statements.

                                     III-3

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)

    Newalliance Bancshares Inc.                 3,814   $   44,776         0.02%
    Northern Trust Corp.                          423   $   25,304         0.01%
    Northwest Bancorp Inc. Pa                   2,708   $   45,765         0.02%
    Oceanfirst Financial Corp.                  4,132   $   42,229         0.02%
    Ocwen Financial Corp. *                     2,331   $   26,643         0.01%
    Odyssey Re Holding Corp.                   13,089   $  496,466         0.28%
    Oritani Financial Corp.*                    3,285   $   45,990         0.02%
    Park National Corp.                           370   $   20,628         0.01%
    Piper Jaffray Companies*                    4,448   $  114,714         0.07%
    Principal Financial Group Inc.              1,589   $   12,998         0.01%
    Provident Financial Services Inc.           4,185   $   45,240         0.02%
    Provident New York Bancorp                  4,609   $   39,407         0.02%
    Prudential Financial Inc.                     477   $    9,073         0.00%
    RLI Corp.                                   2,246   $  112,749         0.06%
    Sandy Spring Bancorp Inc.                   1,166   $   13,013         0.01%
    Selective Insurance Group Inc.             12,020   $  146,163         0.08%
    Southwest Bancorp Inc.                      4,397   $   41,244         0.02%
    Stancorp Financial Group Inc.               1,106   $   25,195         0.01%
    Suntrust Banks Inc.                         2,331   $   27,366         0.01%
    TFS Financial Group                         3,656   $   44,347         0.02%
    The Hanover Insurance Group Inc.           20,325   $  585,767         0.31%
    Tompkins Trustco Inc.                         318   $   13,674         0.01%
    Torchmark Corp.                               852   $   22,348         0.01%
    Trustco Bank Corp.                          2,649   $   15,947         0.01%
    United Financial Bancorp Inc.               3,443   $   45,069         0.02%
    Unum Group                                  5,205   $   65,063         0.03%
    Waddell & Reed Financial Inc.  Cl A         6,993   $  126,364         0.07%
    Washington Federal Inc.                       265   $    3,522         0.00%
    Wintrust Financial Corp.                    3,708   $   45,608         0.03%
    WSFS Financial Corp.                        1,960   $   43,826         0.03%
                                                        ----------    ----------
 Total Financials                                       $4,183,598         2.19%
                                                        ----------    ----------

 Health Care
    Abaxis Inc.*                                1,637   $   28,222         0.01%
    Aetna Inc.                                  1,960   $   47,687         0.02%
    Alexion Pharmaceuticals Inc.*               3,014   $  113,507         0.06%
    Amylin Pharmaceuticals Inc.*                3,814   $   44,815         0.02%
    Baxter International Inc.                   6,304   $  322,891         0.17%
    Catalyst Health Solutions Inc.*             1,308   $   25,925         0.01%
    Cepheid Inc.*                               1,293   $    8,922         0.00%
    Davita Inc.*                                6,622   $  291,037         0.15%
    Endo Pharmaceuticals Holdings Inc. *       16,003   $  282,933         0.15%
    Genzyme Corp.*                              1,589   $   94,371         0.05%
    Haemonetics Corp.*                            901   $   49,627         0.03%
    Healthsouth Corp. *                         2,222   $   19,731         0.01%
    IMS Health Inc.                               878   $   10,949         0.01%
    Martek Biosciences Corp.*                   4,151   $   75,756         0.04%
    McKesson Corp.                              5,660   $  198,326         0.10%

                 See Accompanying Notes to Financial Statements.

                                     III-4

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)

    Merck & Co. Inc.                              636   $   17,013         0.01%
    Meridian Bioscience Inc.                    4,893   $   88,661         0.05%
    Nuvasive Inc.*                              4,769   $  149,651         0.08%
    Omnicare Inc.                               1,934   $   47,364         0.02%
    Owens & Minor Inc.                          2,966   $   98,264         0.05%
    Phase Forward*                              5,076   $   64,922         0.03%
    Psychiatric Solutions Inc.*                 2,122   $   33,379         0.02%
    Regeneron Pharmaceuticals Inc.*            12,027   $  166,694         0.09%
    Teleflex Inc.                               2,997   $  117,153         0.06%
    Thermo Fisher Corp.*                        7,180   $  256,111         0.13%
    Varian Inc. *                                 613   $   14,553         0.01%
    Wright Medical Group Inc. *                29,435   $  383,538         0.22%
                                                        ----------    ----------
 Total Health Care                                      $3,052,002         1.60%
                                                        ----------    ----------

 Industrials
    ABM Industries Inc.                         3,073   $   50,397         0.03%
    Actuant Corp.                              10,269   $  106,079         0.06%
    Administaff Inc.                            2,339   $   49,423         0.03%
    Advisory Board Co.*                         3,230   $   53,553         0.03%
    Alaska Air Group Inc *                      4,835   $   84,951         0.04%
    Alliant Techsystems Inc.*                     506   $   33,892         0.02%
    Ameron International Corp.                    506   $   26,646         0.01%
    Astec Industries Inc.*                      3,867   $  101,431         0.05%
    Atlas Air Worldwide Holdings Inc. *         3,470   $   60,205         0.03%
    Barnes Group Inc.                           3,973   $   42,471         0.02%
    Brady Corp.  Cl A                          10,725   $  189,082         0.10%
    Brinks Co.                                  2,861   $   75,702         0.04%
    Bucyrus International Inc.  Cl A            4,921   $   74,701         0.04%
    Burlington Northern                           689   $   41,443         0.02%
    Cascade Corp.                                 689   $   12,147         0.01%
    Clarcor Inc.                               21,632   $  544,910         0.26%
    Continental Airlines Inc.  Cl B*            3,178   $   27,998         0.01%
    Corrections Corp. of America *              4,060   $   52,009         0.03%
    Costar Group Inc.*                          2,296   $   69,454         0.04%
    Covanta Holding Corp. *                    27,826   $  364,242         0.19%
    Crane Co.                                   3,019   $   50,961         0.03%
    Danaher Corp.                               1,112   $   60,293         0.03%
    Deere & Co.                                 3,231   $  106,203         0.06%
    Donaldson Inc.                              3,390   $   90,988         0.05%
    Dynamic Materials Corp.                     3,211   $   29,413         0.02%
    Emcor Group Inc.*                           3,435   $   58,979         0.03%
    Equifax Inc.                                1,292   $   31,589         0.02%
    Esterline Technologies Corp.*              16,820   $  339,596         0.18%
    Fluor Corp.                                 1,006   $   34,757         0.02%
    FTI Consulting Inc.*                          370   $   18,308         0.01%
    General Dynamics Corp.                      4,386   $  182,414         0.10%
    Genesee & Wyoming Inc.  Cl A*               6,323   $  134,364         0.07%

                 See Accompanying Notes to Financial Statements.

                                     III-5

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)

    Geo Group Inc.*                             3,968   $   52,576         0.03%
    Healthcare Services Group Inc.                212   $    3,174         0.00%
    Huron Consulting Group Inc.*                1,679   $   71,240         0.04%
    Ingersoll Rand Co-A                         1,271   $   17,540         0.01%
    ITT Corp.                                   1,748   $   67,246         0.04%
    Joy Global Inc.                             4,503   $   95,914         0.05%
    Kansas City Southern*                      11,495   $  146,101         0.08%
    Lincoln Electric Holdings Inc.              7,606   $  241,034         0.13%
    Lockheed Martin Corp.                         265   $   18,293         0.01%
    Nordson Corp.                               2,155   $   61,267         0.03%
    Orbital Sciences Corp.*                    60,924   $  724,386         0.36%
    Pall Corp.                                  7,522   $  153,674         0.08%
    Perini Corp.*                              11,535   $  141,881         0.07%
    R. R. Donnelley & Sons Co.                  7,098   $   52,028         0.03%
    Republic Services Inc.                     42,907   $  735,855         0.36%
    Robert Half International Inc.              3,073   $   54,792         0.03%
    Skywest Inc.                                1,348   $   16,769         0.01%
    Terra Tech Inc.*                           23,696   $  482,924         0.25%
    Trueblue Inc. *                             1,766   $   14,570         0.01%
    United Stationers Inc. *                    1,721   $   48,326         0.03%
    Valmont Industries Inc.                       636   $   31,934         0.02%
    Wabtec                                      1,854   $   48,909         0.03%
    Waste Management Inc.                       7,910   $  202,496         0.11%
    Watts Water Technologies Inc.  Cl A           795   $   15,550         0.01%
    Woodward Governor Co.                       9,558   $  106,858         0.06%
                                                        ----------    ----------
 Total Industrials                                      $6,803,938         3.56%
                                                        ----------    ----------

 Information Technology
    Adobe Systems Inc. *                        1,695   $   36,256         0.02%
    Altera Corp.                                2,755   $   48,350         0.03%
    Analog Devices Inc.                         3,743   $   72,128         0.04%
    Automatic Data Processing Inc.              8,105   $  284,972         0.15%
    Avocent Corp.*                              4,361   $   52,943         0.03%
    CACI International Inc. Cl A*              17,260   $  629,817         0.32%
    CommScope Inc.*                             4,026   $   45,735         0.02%
    Compuware Corp.*                            2,779   $   18,314         0.01%
    Comtech Telecommunications Corp.*             318   $    7,877         0.00%
    Concur Technologies Inc.*                   9,270   $  177,891         0.09%
    Corning Inc.                               16,633   $  220,720         0.12%
    Digital River Inc.*                         1,959   $   58,417         0.03%
    Earthlink Inc.*                             5,191   $   34,105         0.02%
    Ebay Inc.*                                  7,628   $   95,808         0.05%
    Electronic Arts Inc.*                       3,390   $   61,664         0.03%
    FEI Co. *                                   1,059   $   16,340         0.01%
    FLIR Systems Inc.*                          2,119   $   43,397         0.02%
    Harris Corp. Del                           13,911   $  402,584         0.21%
    Henry Jack & Associates Inc.                1,695   $   27,662         0.01%
    Intel Corp.                                 5,774   $   86,783         0.05%
    Interdigital Inc.*                          2,632   $   67,958         0.04%

                 See Accompanying Notes to Financial Statements.

                                     III-6

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)

    Itron Inc.*                                 1,877   $   88,876         0.05%
    JDA Software Group Inc.*                    1,586   $   18,318         0.01%
    KLA-Tencor Corp.                            9,323   $  186,460         0.10%
    Lam Research Corp.*                         4,075   $   92,788         0.05%
    Mantech International Corp.  Cl A*         14,137   $  592,340         0.29%
    Marvell Technology Group Ltd.*             18,805   $  172,254         0.09%
    Mettler-Toledo International Inc. *           689   $   35,366         0.02%
    NCR Corp.*                                  4,443   $   35,322         0.02%
    Parametric Technology Corp.*                3,073   $   30,669         0.02%
    QLogic Corp.*                               8,384   $   93,230         0.05%
    Rambus Inc. *                               2,384   $   22,529         0.01%
    Spss Inc.*                                  1,421   $   40,399         0.02%
    Texas Instruments Inc.                     14,568   $  240,518         0.13%
    Trimble Navigation Ltd. *                   1,965   $   30,025         0.02%
    Verisign Inc. *                             1,430   $   26,984         0.01%
    Western Digital Corp.*                      5,456   $  105,519         0.06%
    Xilinx Inc.                                   339   $    6,495         0.00%
                                                        ----------    ----------
 Total Information Technology                           $4,307,813         2.25%
                                                        ----------    ----------

 Materials
    AK Steel Holding Corp.                      4,185   $   29,797         0.02%
    Alcoa Inc.                                    617   $    4,529         0.00%
    Arch Chemicals Inc.                         8,405   $  159,359         0.08%
    Calgon Carbon Corp.*                          953   $   13,504         0.01%
    Cliffs Natural Resources Inc.               4,555   $   82,719         0.04%
    Compass Minerals International Inc.         1,854   $  104,510         0.05%
    Freeport Mcmoran Copper & Gold              2,225   $   84,795         0.04%
    Fuller H B Co.                              4,662   $   60,606         0.03%
    Greif lnc. Cl A                             1,483   $   49,369         0.03%
    Lubrizol Corp.                              4,290   $  145,903         0.08%
    Meadwestvaco Corp.                         17,101   $  205,041         0.11%
    Minerals Technologies Inc.                    169   $    5,416         0.00%
    Newmont Mining Corp.                        1,441   $   64,499         0.03%
    Olin Corp.                                 14,351   $  204,789         0.11%
    Pactiv Corp.*                               4,012   $   58,535         0.03%
    Schnitzer Steel Industries Inc.  Cl A       1,059   $   33,242         0.02%
    United States Steel Corp.                   1,430   $   30,216         0.02%
                                                        ----------    ----------
 Total Materials                                        $1,336,829         0.70%
                                                        ----------    ----------

 Telecommunication Services
    NII Holdings Inc. *                         4,161   $   62,415         0.04%
    United States Cellular Corp. *              1,861   $   62,046         0.03%
                                                        ----------    ----------
 Total Telecommunication Services                       $  124,461         0.07%
                                                        ----------    ----------

 Utilities
    AGL Resourses Inc.                          4,334   $  114,981         0.06%
    American Electric Power Inc.               15,839   $  400,093         0.21%
    Avista Corp.                               33,799   $  465,750         0.24%

                 See Accompanying Notes to Financial Statements.

                                     III-7

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)

     Firstenergy Corp.                        10,754   $   415,104         0.22%
     Hawaiian Electric Industries Inc.        15,916   $   218,686         0.11%
     Integrys Energy Group Inc.               10,806   $   281,388         0.15%
     New Jersey Resources Corp.               15,543   $   528,151         0.25%
     Pepco Holdings Inc.                       7,151   $    89,244         0.05%
                                                       -----------   -----------
  Total Utilities                                      $ 2,513,397         1.29%
                                                       -----------   -----------

Total Common Stocks (United States)
 (cost - $32,090,826)                                  $31,999,568        16.73%
                                                       -----------   -----------

                                                                       % of Net
                                                                         Asset
                                              Shares     Value ($)       Value
                                            ---------   ----------    ----------
Common Stocks (Non-United States)
---------------------------------
Bermuda
 Energy
    Tsakos Energy Navigation Ltd.                346   $     4,875         0.00%
    Weatherford International Ltd. *           1,536   $    17,004         0.01%
                                                       -----------   -----------
 Total Energy                                          $    21,879         0.01%
                                                       -----------   -----------

 Financials
    Arch Capital Group Ltd. *                  3,276   $   176,445         0.09%
    Montpelier Re Holdings Ltd.                8,975   $   116,316         0.06%
    Platinum Underwriters Holdings             1,355   $    38,428         0.02%
                                                       -----------   -----------
 Total Financials                                      $   331,189         0.17%
                                                       -----------   -----------

 Information Technology
    Accenture Ltd.                            10,874   $   298,926         0.16%
                                                       -----------   -----------
 Total Information Technology                          $   298,926         0.16%
                                                       -----------   -----------

Total Bermuda                                          $   651,994         0.34%
                                                       -----------   -----------

Brazil
 Consumer Staples
    Cia De Bebidas Das Americas-Am - Adr          57   $     2,722         0.00%
                                                       -----------   -----------
 Total Consumer Staples                                $     2,722         0.00%
                                                       -----------   -----------

 Materials
    Cia Vale Do Rio Doce - Adr                 2,966   $    39,448         0.02%
                                                       -----------   -----------
 Total Materials                                       $    39,448         0.02%
                                                       -----------   -----------

 Telecommunication Services
    TIM Participacoes SA - Adr                25,450   $   316,089         0.17%
                                                       -----------   -----------
 Total Telecommunication Services                      $   316,089         0.17%
                                                       -----------   -----------

                 See Accompanying Notes to Financial Statements.

                                     III-8

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


 Utilities
    Cia Energetica De Minas Gerais - Adr         1,146   $    16,938       0.01%
                                                         -----------  ----------
 Total Utilities                                         $    16,938       0.01%
                                                         -----------  ----------

Total Brazil                                             $   375,197       0.20%
                                                         -----------  ----------
Canada
 Consumer Discretionary
    Shaw Communications Inc. Cl-B                3,973   $    60,191       0.03%
                                                         -----------  ----------

Total Consumer Discretionary                             $    60,191       0.03%
                                                         -----------  ----------
 Energy
    Canadian Natural Resources Ltd.              3,708   $   142,980       0.07%
    Enbridge Inc.                                8,953   $   257,846       0.13%
    Suncor Energy Inc.                          12,714   $   282,378       0.15%
    Transcanada Corp.                            5,471   $   129,389       0.07%
                                                         -----------  ----------
 Total Energy                                            $   812,593       0.42%
                                                         -----------  ----------

 Financials
    Bank Of Montreal                             1,271   $    33,186       0.02%
 Canadian Imperial Bank of Commerce                530   $    19,250       0.01%
                                                         -----------  ----------
 Total Financials                                        $    52,436       0.03%
                                                         -----------  ----------

 Materials
    Agnico-Eagle Mines                           2,437   $   138,714       0.07%
    Agrium Cad Npv                               5,774   $   206,651       0.11%
    Barrick Gold Corp.                           7,681   $   249,018       0.14%
    Goldcorp Inc.                                3,047   $   101,526       0.05%
    Kinross Gold Corp.                           4,729   $    84,507       0.04%
    Methanex                                     6,629   $    51,772       0.03%
                                                         -----------  ----------
 Total Materials                                         $   832,188       0.44%
                                                         -----------  ----------

 Telecommunication Services
    Rogers Communications Cl-B                   4,344   $    99,174       0.05%
                                                         -----------  ----------
 Total Telecommunication Services                        $    99,174       0.05%
                                                         -----------  ----------

Total Canada                                             $ 1,856,582       0.97%
                                                         -----------  ----------

France
  Energy
    Total SA - Adr                                 370   $    18,152       0.01%
                                                         -----------  ----------
  Total Energy                                           $    18,152       0.01%
                                                         -----------  ----------

  Financials
    Axa Paris - Adr                              2,542   $    30,453       0.02%
                                                         -----------  ----------
  Total Financials                                       $    30,453       0.02%
                                                         -----------  ----------

                 See Accompanying Notes to Financial Statements.

                                     III-9

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


 Telecommunication Services
    France Telecom - Adr                         4,503   $   102,038       0.05%
                                                         -----------  ----------
 Total Telecommunication Services                        $   102,038       0.05%
                                                         -----------  ----------

Total France                                             $   150,643       0.08%
                                                         -----------  ----------

Germany
 Industrials
    Siemens AG - Adr                             2,331   $   132,797       0.07%
                                                         -----------  ----------
 Total Industrials                                       $   132,797       0.07%
                                                         -----------  ----------

 Telecommunication Services
    Deutsche Telekom AG - Adr                   10,647   $   131,490       0.07%
                                                         -----------  ----------
 Total Telecommunication Services                        $   131,490       0.07%
                                                         -----------  ----------

Total Germany                                            $   264,287       0.14%
                                                         -----------  ----------

Great Britain
 Consumer Staples
    British American Tobacco PLC - Adr           1,186   $    54,556       0.03%
                                                         -----------  ----------
 Total Consumer Staples                                  $    54,556       0.03%
                                                         -----------  ----------

 Materials
    Anglo American PLC - Adr                     9,641   $    82,238       0.04%
                                                         -----------  ----------
 Total Materials                                         $    82,238       0.04%
                                                         -----------  ----------

 Telecommunication Services
    BT Group PLC - Adr                           8,617   $    96,252       0.05%
                                                         -----------  ----------
 Total Telecommunication Services                        $    96,252       0.05%
                                                         -----------  ----------

Total Great Britain                                      $   233,046       0.12%
                                                         -----------  ----------

Hong Kong
 Energy
    CNOOC Ltd. - Adr                             2,098   $   211,059       0.11%
                                                         -----------  ----------
 Total Energy                                            $   211,059       0.11%
                                                         -----------  ----------

Japan
 Consumer Discretionary
    Abe Mart                                    13,800   $   264,347       0.14%
    Aisin Seiki                                  4,900   $    76,697       0.04%
    Benesse                                     12,300   $   450,805       0.24%
    Chofu Seisakusho                               200   $     3,726       0.00%
    Daihatsu Motor                              10,000   $    77,858       0.04%
    Daiichikosho                                11,400   $    93,721       0.05%

                 See Accompanying Notes to Financial Statements.

                                     III-10

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


  FCC Co.                                      5,100   $   52,255          0.03%
  Fuji Heavy Industries                       14,000   $   45,641          0.02%
  Fujitsu Business                             2,100   $   25,726          0.01%
  Gunze                                       12,000   $   34,261          0.02%
  Heiwa                                       16,700   $  146,930          0.08%
  HIS                                            200   $    3,961          0.00%
  Honda Motor - Adr                            1,219   $   28,890          0.02%
  Kanto Auto Works                            15,300   $  145,921          0.08%
  Kohnan Shoji                                 5,000   $   42,726          0.02%
  Kurabo Industries                            7,000   $    9,568          0.01%
  Mizuno                                      16,000   $   65,445          0.03%
  Nippon Seiki                                 4,000   $   24,582          0.01%
  Nissan Shatai                               19,000   $  109,264          0.06%
  Noritsu Koki                                 5,200   $   38,801          0.02%
  Pacific Industrial Co.                       4,000   $   10,489          0.01%
  Panasonic Corporation                       16,400   $  177,499          0.09%
  Plenus                                         200   $    3,052          0.00%
  Rakuten                                        644   $  307,753          0.16%
  Rinnai                                       5,300   $  184,054          0.10%
  Round One                                    7,300   $   48,632          0.03%
  Sankyo                                      12,600   $  544,720          0.28%
  Sega Sammy Holdings                         62,900   $  549,587          0.29%
  Sony                                        14,000   $  283,203          0.15%
  Sumitomo Rubber Industries Inc.             10,600   $   70,402          0.04%
  Tachi-S Co.                                  5,200   $   22,954          0.01%
  Toei                                         5,000   $   21,666          0.01%
  Toho                                         6,400   $   89,096          0.04%
  Topre                                       14,800   $  103,542          0.05%
  Toyobo                                       3,000   $    3,857          0.00%
                                                       ----------    -----------
Total Consumer Discretionary                           $4,161,631          2.18%
                                                       ----------    -----------

Consumer Staples
  Arcs                                         3,700   $   51,434          0.03%
  Cawachi Limited                              6,800   $  103,546          0.05%
  Circle K Sunkus                             11,700   $  166,077          0.09%
  Coca-Cola West Company Limited              14,000   $  223,388          0.12%
  Familymart                                   3,500   $  106,308          0.06%
  Fuji Oil                                    52,500   $  562,367          0.29%
  Heiwado                                      4,100   $   50,933          0.03%
  Izumiya                                      4,000   $   18,143          0.01%
  J-Oil Mills                                  2,000   $    5,326          0.00%
  Kobayashi Pharmaceutical Co.                   200   $    6,581          0.00%
  Kose Corp.                                     400   $    7,403          0.00%
  Lawson                                       1,500   $   61,962          0.03%
  Ministop                                       500   $    7,801          0.00%
  Mitsui Sugar                                 5,000   $   13,516          0.01%
  Nichirei                                    41,000   $  144,872          0.08%
  Nippon Flour Mills                          14,000   $   56,981          0.03%

                 See Accompanying Notes to Financial Statements.

                                     III-11

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


  Nisshin Seifun Group                        11,500   $  122,603          0.06%
  Oenon Holdings Inc.                         48,000   $   86,018          0.04%
  QP                                          18,700   $  200,878          0.11%
  Sugi Holdings Co. Ltd.                      10,500   $  192,204          0.10%
  Sundrug                                      4,900   $   74,515          0.04%
  Toyo Suisan                                 29,000   $  594,563          0.31%
  Uni-Charm                                    8,400   $  510,276          0.27%
                                                       ----------    -----------
Total Consumer Staples                                 $3,367,695          1.76%
                                                       ----------    -----------

Energy
  Cosmo Oil                                   77,000   $  232,318          0.12%
  Itochu Enex                                 22,200   $  116,428          0.06%
  Kanto Natural Gas Development Ltd.           1,000   $    5,366          0.00%
  Nippon Mining                               23,000   $   90,817          0.05%
  Nippon Oil                                  46,000   $  226,810          0.12%
  Shinko Plantech                              5,300   $   32,572          0.02%
                                                       ----------    -----------
Total Energy                                           $  704,311          0.37%
                                                       ----------    -----------
Financials
  Aeon Mall                                    8,600   $  109,274          0.06%
  Bank Of Iwate                                1,700   $   80,723          0.04%
  Bank Of Okinawa                              2,000   $   60,950          0.03%
  Century Tokyo Leasing                       11,000   $   64,929          0.03%
  Chiba Kogyo Bank *                             800   $    7,776          0.00%
  Daibiru                                      8,600   $   68,699          0.04%
  Daito Trust Construction Co.                13,500   $  451,048          0.24%
  Daiwa Securities Group Inc.                 56,000   $  242,665          0.13%
  Hokuetsu Bank                                2,000   $    3,341          0.00%
  Iyo Bank                                    11,000   $  110,813          0.06%
  Jafco *                                     16,900   $  298,578          0.16%
  Keiyo Bank                                   6,000   $   24,177          0.01%
  Mitsui Fudosan Co.                           4,000   $   43,212          0.02%
  Nagoya Bank                                 39,000   $  162,681          0.09%
  Nipponkoa Insurance Co.                     44,000   $  252,141          0.13%
  Nishi Nippon City Bank                      69,000   $  148,102          0.08%
  Nissay Dowa                                  7,000   $   26,648          0.01%
  Ogaki Kyoritsu Bank                          2,000   $    9,153          0.00%
  Osaka Securities Exchange                       33   $  105,245          0.06%
  Ricoh Leasing                                  300   $    4,975          0.00%
  Shiga Bank                                   2,000   $   10,853          0.01%
  Shikoku Bank                                 4,000   $   15,551          0.01%
  Shinsei Bank *                               3,000   $    3,007          0.00%
  Sompo Japan Insurance                       12,000   $   61,355          0.03%
  Suruga Bank                                 19,000   $  155,817          0.08%
  T&D Holdings                                 1,400   $   33,381          0.02%
  Tokai Tokyo Financial Holdings              10,000   $   17,819          0.01%
  Tokio Marine Holdings                        5,700   $  138,215          0.07%
  Yamagata Bank                                9,000   $   42,827          0.02%

                 See Accompanying Notes to Financial Statements.

                                     III-12

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


                                                       ----------    -----------
Total Financials                                       $2,753,955          1.44%
                                                       ----------    -----------
Health Care
  Astellas Pharma                             21,800   $  666,559          0.35%
  BML                                          1,500   $   27,807          0.01%
  Kaken Pharmaceutical Co.                    38,000   $  318,943          0.17%
  Kissei Pharmaceutical Co.                    6,000   $  116,817          0.06%
  Mitsubishi Tanabe Pharma Corp.               8,000   $   78,647          0.04%
  Mochida Pharmaceutical Co.                   5,000   $   49,306          0.03%
  Nippon Shinyaku                             17,000   $  149,914          0.08%
  Rohto Pharmaceutical                        44,000   $  397,368          0.21%
  So-Net M3 Inc.                                  11   $   29,413          0.02%
  Terumo                                       1,700   $   62,478          0.03%
  Tsumura                                     25,800   $  666,093          0.34%
                                                       ----------    -----------
Total Health Care                                      $2,563,345          1.34%
                                                       ----------    -----------

Industrials
  Aica Kogyo                                   1,700   $   14,768          0.01%
  Asahi Diamond Industrial                    21,000   $   88,873          0.05%
  Chiyoda Integre                              2,300   $   24,451          0.01%
  Chudenko                                     1,200   $   16,620          0.01%
  Daihen                                      15,000   $   36,600          0.02%
  Daikin Industries                           11,000   $  298,471          0.16%
  Fujikura                                    46,000   $  126,212          0.07%
  Fujitec                                      2,000   $    6,763          0.00%
  lino Kaiunkaisha                            32,900   $  145,230          0.08%
  Itochu                                      25,000   $  120,988          0.06%
  JGC Corp.                                    6,000   $   67,794          0.04%
  JS Group                                     8,400   $   94,061          0.05%
  Kamigumi                                    24,000   $  159,158          0.08%
  Kandenko                                    17,000   $  113,081          0.06%
  Kinden                                      30,000   $  242,989          0.13%
  Kintetsu Corp.                               2,000   $    8,302          0.00%
  Kurita Water Ind.                            9,200   $  176,325          0.09%
  Kyudenko Corp.                               1,000   $    6,389          0.00%
  Meitec                                       1,400   $   17,236          0.01%
  Minebea                                     29,000   $  105,113          0.05%
  Mitsubishi Logistics                         8,000   $   77,351          0.04%
  Mitsui & Co.                                24,000   $  239,587          0.13%
  Moshi Moshi                                 14,650   $  258,678          0.14%
  Nachi Fujikoshi                              7,000   $   10,702          0.01%
  Nagase                                       1,000   $    7,705          0.00%
  Nec Networks                                 2,900   $   24,663          0.01%
  Nippon Konpo Unyu                            2,000   $   15,774          0.01%
  Nippon Sheet Glass                          12,000   $   29,402          0.02%
  Nippon Signal                                7,000   $   38,979          0.02%
  Nippon Thompson                             43,000   $  144,538          0.08%
  Nippon Yusen                               106,000   $  404,597          0.19%

                 See Accompanying Notes to Financial Statements.

                                     III-13

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


  Nitta                                        1,900   $   19,429          0.01%
  Nitto Boseki                               100,000   $  175,154          0.09%
  Noritake                                     4,000   $   10,975          0.01%
  Panasonic Electric Works Co. Ltd,            4,000   $   28,997          0.02%
  Sankyu                                      35,000   $   92,133          0.05%
  Sato                                         3,200   $   23,230          0.01%
  Shinmaywa                                   10,000   $   20,958          0.01%
  Sohgo Security                               6,600   $   56,465          0.03%
  Sumitomo Warehouse Co.                      21,000   $   81,219          0.04%
  Taihei Dengyo Kaisha Ltd.                    4,000   $   33,735          0.02%
  Taikisha                                    24,000   $  254,895          0.13%
  Takasago Thermal Engineering Co.             9,000   $   55,037          0.03%
  Toppan Forms                                 2,000   $   22,355          0.01%
  Tsubakimoto Chain                            4,000   $    8,910          0.00%
  West Japan Railway Co.                          47   $  148,466          0.08%
                                                       ----------    -----------
Total Industrials                                      $4,153,358          2.17%
                                                       ----------    -----------

Information Technology
  Alps Electric                                9,700   $   33,096          0.02%
  Capcom                                      19,500   $  344,710          0.18%
  Dainippon Screen Manufacturing Co. *        16,000   $   26,891          0.01%
  Eizo Nanao                                   2,300   $   36,793          0.02%
  Fujitsu                                     23,000   $   84,995          0.04%
  Hirose Electric                              6,800   $  651,291          0.37%
  Hitachi                                     21,000   $   56,556          0.03%
  Hitachi Information Systems                  5,200   $   85,236          0.04%
  Hitachi Maxell                              11,500   $   82,550          0.04%
  Horiba                                       2,800   $   47,682          0.02%
  Hoshiden                                    45,000   $  441,480          0.23%
  Japan Digital Laboratory                     1,000   $    8,251          0.00%
  Keyence                                        400   $   74,922          0.04%
  Konica Minolta Holdings                     32,000   $  271,499          0.14%
  Kyocera                                        600   $   39,364          0.02%
  Mimasu Semiconductor Industry Co.            7,900   $   85,743          0.04%
  Mitsui High-Tec Inc.                           800   $    5,135          0.00%
  Murata Manufacturing Co.                     1,300   $   49,752          0.03%
  Nec*                                        59,000   $  157,700          0.08%
  Nec Electronics *                           10,300   $   62,361          0.03%
  Nec Fielding                                 5,800   $   58,018          0.03%
  Net One Systems                                287   $  377,165          0.20%
  Nidec                                        5,200   $  231,649          0.12%
  Nippon Electric Glass                       55,000   $  381,999          0.20%
  Obic                                         1,350   $  168,118          0.09%
  Ricoh                                        5,000   $   58,874          0.03%
  Sanken Electric                             68,000   $  174,182          0.09%
  Square Enix Holdings Co. Ltd.                9,300   $  175,040          0.09%
  Toshiba TEC Corp.                           17,000   $   43,201          0.02%
  Works Applications                              22   $   10,625          0.01%

                 See Accompanying Notes to Financial Statements.

                                     III-14

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


                                                       -----------   -----------
 Total Information Technology                          $ 4,324,878         2.26%
                                                       -----------   -----------

 Materials
    Air Water                                 19,000   $   165,820         0.09%
    DIC                                       37,000   $    53,944         0.03%
    FP Corp.                                   2,900   $   113,040         0.06%
    Godo Steel                                52,000   $   126,881         0.07%
    Kureha                                    54,000   $   197,914         0.10%
    Mitsubishi Paper Mills Ltd.               80,000   $   110,965         0.06%
    Mitsubishi Steel Manufacturing Co.        81,000   $   149,256         0.08%
    Nippon Soda                               51,000   $   148,193         0.08%
    Nissan Chemical Industries Ltd.            2,000   $    16,624         0.01%
    Nittetsu Mining                           17,000   $    46,816         0.02%
    Okabe                                      5,500   $    19,100         0.01%
    Osaka Steel                                2,500   $    41,713         0.02%
    Rengo                                     95,000   $   482,825         0.25%
    Sakai Chemical Industry                    5,000   $    14,174         0.01%
    Sanyo Chemical Industries                  3,000   $    14,002         0.01%
    Shin-Etsu Chemical                         3,900   $   188,347         0.10%
    Showa Denko                               37,000   $    45,328         0.02%
    Sumitomo Bakelite                          4,000   $    15,997         0.01%
    Sumitomo Metal Mining Co.                 12,000   $   114,326         0.06%
    Sumitomo Osaka Cement Co.                 84,000   $   193,055         0.10%
    Toyo Ink Manufacturing Co.                 6,000   $    12,089         0.00%
    Toyo Kohan                                 2,000   $     6,115         0.00%
    Ube Industries                            27,000   $    48,658         0.03%
    Yamato Kogyo                               4,800   $   102,055         0.05%
    Yodogawa Steel                             5,000   $    20,452         0.01%
                                                       -----------   -----------
 Total Materials                                       $ 2,447,689         1.28%
                                                       -----------   -----------
 Telecommunication Services
    Nippon Telegraph & Telephone Corp. - Adr  11,660   $   221,890         0.13%
    NTT DoCoMo Inc.                               21   $    28,427         0.01%
    Softbank Corp.                             5,200   $    66,125         0.03%
                                                       -----------   -----------
 Total Telecommunication Services                      $   316,442         0.17%
                                                       -----------   -----------

 Utilities
    Osaka Gas                                 44,000   $   137,208         0.07%
    Tokyo Gas                                 44,000   $   153,690         0.08%
                                                       -----------   -----------
 Total Utilities                                       $   290,898         0.15%
                                                       -----------   -----------

Total Japan                                            $25,084,202        13.12%
                                                       -----------   -----------
Mexico

 Materials
    Cemex S.A.B. De C.V. - Adr*                   31   $       194         0.00%
                                                       -----------   -----------
 Total Materials                                       $       194         0.00%
                                                       -----------   -----------

                 See Accompanying Notes to Financial Statements.

                                     III-15

Netherlands
 Industrials
   Royal Philips Electronics Nv - Adr          5,986   $    89,012         0.05%
                                                       -----------   -----------
 Total Industrials                                     $    89,012         0.05%
                                                       -----------   -----------

Papua (new Guinea)
 Materials
   Lihir Gold Limited - Adr*                   5,274   $   119,773         0.06%
                                                       -----------   -----------
 Total Materials                                       $   119,773         0.06%
                                                       -----------   -----------

Puerto Rico
 Financials
   Oriental Financial Group Inc.               5,562   $    27,143         0.01%
                                                       -----------   -----------
 Total Financials                                      $    27,143         0.01%
                                                       -----------   -----------

South Africa
 Energy
   Sasol Ltd. - Adr                            3,178   $    92,003         0.05%
                                                       -----------   -----------
Total Energy                                           $    92,003         0.05%
                                                       -----------   -----------

 Materials
   Gold Fields Ltd. - Adr                      7,575   $    85,901         0.04%
   Harmony Gold Mining Co. Ltd - Adr*         28,700   $   313,978         0.17%
                                                       -----------   -----------
 Total Materials                                       $   399,879         0.21%
                                                       -----------   -----------

Total South Africa                                     $   491,882         0.26%
                                                       -----------   -----------

Spain
 Financials
   Banco Bilbao Vizcaya Argentaria - Adr       3,125   $    25,406         0.01%
                                                       -----------   -----------
 Total Financials                                      $    25,406         0.01%
                                                       -----------   -----------

Taiwan, Republic Of China
 Telecommunication Services
   Chunghwa Telecom Co. Ltd. - Adr             4,500   $    82,035         0.04%
                                                       -----------   -----------
Total Telecommunication Services                       $    82,035         0.04%
                                                       -----------   -----------

United Kingdom
 Health Care
   Shire Limited Plc - Adr                       445   $    15,993         0.01%
                                                       -----------   -----------
 Total Health Care                                     $    15,993         0.01%
                                                       -----------   -----------

Total Common Stocks (Non-United States)
 (cost - $30,435,928)                                  $29,678,448        15.52%
                                                       -----------   -----------

                 See Accompanying Notes to Financial Statements.

                                     III-16

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)





                 See Accompanying Notes to Financial Statements.

                                     III-17

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


United States Government Securities**
-------------------------------------


                                                                                % of Net
 Maturity      Maturity                                             Value        Asset
Face Value       Date                   Description                  ($)         Value
----------    ----------    ----------------------------------   ------------   --------
$5,000,000    04/09/2009           U.S. Treasury Bills
 (cost, including accrued interest, - $4,999,889)                $  4,999,889    2.61%
                                                                 ------------   ------
Total investment securities                                      $ 66,677,905   34.86%
                                                                 ============   ======
 (cost - $67,526,643)



PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS
-----------------------------------------------


                                                                                           % of Net
                 Expiry          Market           Strike                          Value     Asset
Counterparty      Date          Put/Call          Price     Amount    Currency     ($)      Value
------------   ----------   ------------------   --------   -------   --------   -------   --------
  RBS          04/01/2009   USD Put/CAD Call       1.2205   290,000     USD      $     1      0.00%
  RBS          04/01/2009   AUD Call / USD Put     0.6600   300,000     AUD      $10,679      0.01%
  RBS          04/01/2009   USD Put/ CHF Call      1.1275   310,000     USD      $   293      0.00%
  RBS          04/02/2009   USD Put/ CAD Call      1.1765   260,000     USD      $     0      0.00%
  RBS          04/01/2009   EUR Call / JPY Put   136.6500   250,000     EUR      $    12      0.00%
  RBS          04/01/2009   EUR Put/JPY Call     121.1500   250,000     EUR      $     0      0.00%
  RBS          04/01/2009   USD Put / JPY Call    93.4500   700,000     USD      $     1      0.00%
  RBS          04/02/2009   USD Put/ CHF Call      1.0795   490,000     USD      $     3      0.00%
  RBS          04/02/2009   AUD Call / USD Put     0.6835   290,000     AUD      $ 3,935      0.00%
  RBS          04/02/2009   EUR Put / GBP Call     0.8995   340,000     EUR      $    77      0.00%
  RBS          04/03/2009   USD Put/ CAD Call      1.1810   340,000     USD      $     0      0.00%
  RBS          04/03/2009   USD Call / CAD Put     1.2355   270,000     USD      $ 5,614      0.00%
  RBS          04/02/2009   USD Put/ JPY Call     88.8500   740,000     USD      $     0      0.00%
  RBS          04/03/2009   USD Put / JPY Call    89.3000   750,000     USD      $     1      0.00%
  RBS          04/03/2009   AUD Call / USD Put     0.6880   310,000     AUD      $ 3,483      0.00%
  RBS          04/06/2009   USD Put/CAD Call       1.1745   270,000     USD      $     1      0.00%
  RBS          04/06/2009   USD Call / CAD Put     1.2295   250,000     USD      $ 6,416      0.01%
  RBS          04/06/2009   AUD Call / USD Put     0.7000   310,000     AUD      $ 1,924      0.00%
  RBS          04/06/2009   USD Put / JPY Call    91.0500   740,000     USD      $    60      0.00%
  RBS          04/07/2009   USD Call / CAD Put     1.2820   280,000     USD      $   872      0.00%
  RBS          04/07/2009   USD Put/CAD Call       1.2265   430,000     USD      $   592      0.00%
  RBS          04/07/2009   AUD Call / USD Put     0.6980   320,000     AUD      $ 2,537      0.00%
  RBS          04/07/2009   USD Put/CHF Call       1.0775   250,000     USD      $    57      0.00%
  RBS          04/07/2009   USD Put / JPY Call    93.0000   720,000     USD      $   382      0.00%


                 See Accompanying Notes to Financial Statements.

                                     III-18

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)



  RBS          04/08/2009   USD Put/CAD Call       1.2335   450,000     USD      $ 1,208      0.00%
  RBS          04/08/2009   AUD Call / USD Put     0.6955   330,000     AUD      $ 3,191      0.00%
  RBS          04/08/2009   USD Put / JPY Call    92.2500   730,000     USD      $   380      0.00%
  RBS          04/09/2009   USD Put/CAD Call       1.2260   280,000     USD      $   608      0.00%
  RBS          04/09/2009   AUD Call / USD Put     0.7035   320,000     AUD      $ 2,216      0.00%
  RBS          04/09/2009   USD Put / JPY Call    92.8500   730,000     USD      $   672      0.00%
  RBS          04/13/2009   AUD Call / USD Put     0.6810   320,000     AUD      $ 6,452      0.01%
  RBS          04/13/2009   USD Put / JPY Call    90.8500   750,000     USD      $   512      0.00%
  RBS          04/14/2009   AUD Call / USD Put     0.6920   310,000     AUD      $ 4,320      0.00%
  RBS          04/14/2009   USD Put / JPY Call    93.6500   760,000     USD      $ 1,704      0.00%

                                                                                 -------   --------
    Purchased options on lorwara currency contracts                              $58,203      0.03%
                                                                                 =======   ========
    (premiums paid- $77,744)


WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS
---------------------------------------------

                                                                                              % of Net
                 Expiry          Market           Strike                           Value       Asset
Counterparty      Date          Put/Call          Price     Amount    Currency      ($)        Value
------------   ----------   ------------------   --------   -------   --------   ----------   --------
  RBS          04/01/2009   AUD Call / USD Put     0.6940   1,580,000   AUD      $  (7,656)      0.00%
  RBS          04/01/2009   GBP Put / USD Call     1.3225     510,000   GBP      $       0       0.00%
  RBS          04/01/2009   USD Call / CHF Put     1.2175   1,840,000   USD      $       0       0.00%
  RBS          04/01/2009   EUR Put / JPY Call   128.4500     510,000   EUR      $    (403)      0.00%
  RBS          04/01/2009   USD Call / JPY Put   102.9000     460,000   USD      $      (3)      0.00%
  RBS          04/01/2009   USD Call / JPY Put    98.5000   1,170,000   USD      $ (10,144)     (0.01)%
  RBS          04/02/2009   EUR Call / GBP Put     0.9405     230,000   EUR      $    (338)      0.00%
  RBS          04/02/2009   EUR Put / USD Call     1.2945   1,290,000   EUR      $    (968)      0.00%
  RBS          04/02/2009   GBP Put/USD Call       1.3705     490,000   GBP      $     (46)      0.00%
  RBS          04/02/2009   USD Call / CHF Put     1.1785   3,740,000   USD      $    (349)      0.00%
  RBS          04/02/2009   AUD Call / USD Put     0.7240   1,540,000   AUD      $    (351)      0.00%
  RBS          04/02/2009   EUR Call / GBP Put     0.9845   1,860,000   EUR      $      (2)      0.00%
  RBS          04/02/2009   USD Call / JPY Put    99.4000     380,000   USD      $  (2,105)      0.00%
  RBS          04/02/2009   USD Call / JPY Put    94.6500   1,270,000   USD      $ (57,168)     (0.05)%
  RBS          04/02/2009   EUR Put / JPY Call   121.0000     460,000   EUR      $      (6)      0.00%
  RBS          04/03/2009   GBP Put/USD Call       1.3675     500,000   GBP      $    (130)      0.00%
  RBS          04/03/2009   USD Call / CHF Put     1.1795     470,000   USD      $    (125)      0.00%
  RBS          04/03/2009   USD Call / JPY Put   100.8500     370,000   USD      $    (919)      0.00%
  RBS          04/03/2009   USD Call / JPY Put    95.5500   1,270,000   USD      $ (46,474)     (0.04)%
  RBS          04/03/2009   AUD Call / USD Put     0.7320   1,440,000   AUD      $    (344)      0.00%


                 See Accompanying Notes to Financial Statements.

                                     III-19

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)



  RBS          04/06/2009   AUD Call / USD Put     0.7465   1,410,000   AUD     $    (208)      0.00%
  RBS          04/06/2009   EUR Put / JPY Call   132.0000     240,000   EUR     $  (4,396)      0.00%
  RBS          04/06/2009   GBP Put/USD Call       1.3875     480,000   GBP     $    (857)      0.00%
  RBS          04/06/2009   USD Call / JPY Put   101.5500     380,000   USD     $    (903)      0.00%
  RBS          04/06/2009   USD Call / JPY Put    96.7500   1,260,000   USD     $ (33,525)     (0.02)%
  RBS          04/07/2009   USD Put/CAD Call       1.1755   2,770,000   USD     $     (44)      0.00%
  RBS          04/07/2009   AUD Call / USD Put     0.7460   1,410,000   AUD     $    (394)      0.00%
  RBS          04/07/2009   EUR Put / JPY Call   132.8000     190,000   EUR     $  (4,684)      0.00%
  RBS          04/07/2009   EUR Call / USD Put     1.4235     580,000   EUR     $    (139)      0.00%
  RBS          04/07/2009   GBP Put/USD Call       1.4040     460,000   GBP     $  (2,327)      0.00%
  RBS          04/07/2009   USD Call / CHF Put     1.1730   1,320,000   USD     $  (1,896)      0.00%
  RBS          04/07/2009   USD Call / JPY Put   102.8500     410,000   USD     $    (582)      0.00%
  RBS          04/07/2009   USD Call / JPY Put    98.1000   1,210,000   USD     $ (20,956)     (0.01)%
  RBS          04/08/2009   USD Put/CAD Call       1.1825   2,340,000   USD     $    (177)      0.00%
  RBS          04/08/2009   AUD Call / USD Put     0.7415   1,360,000   AUD     $    (753)      0.00%
  RBS          04/08/2009   GBP Put/USD Call       1.3900     480,000   GBP     $  (1,685)      0.00%
  RBS          04/08/2009   USD Call / JPY Put   102.0000     360,000   USD     $  (1,013)      0.00%
  RBS          04/08/2009   USD Call / JPY Put    97.5500   1,240,000   USD     $ (27,150)     (0.01)%
  RBS          04/09/2009   USD Put/CAD Call       1.1760   1,530,000   USD     $    (120)      0.00%
  RBS          04/09/2009   AUD Call / USD Put     0.7480   1,230,000   AUD     $    (580)      0.00%
  RBS          04/09/2009   EUR Call / JPY Put   133.6500     180,000   EUR     $  (2,098)      0.00%
  RBS          04/09/2009   GBP Put/USD Call       1.3870     500,000   GBP     $  (1,890)      0.00%
  RBS          04/09/2009   USD Call / JPY Put   102.6000     360,000   USD     $    (850)      0.00%
  RBS          04/09/2009   USD Call / JPY Put    98.1000   1,240,000   USD     $ (23,319)     (0.01)%
  RBS          04/13/2009   USD Put/CAD Call       1.1985     590,000   USD     $    (475)      0.00%
  RBS          04/13/2009   AUD Call / USD Put     0.7230   1,290,000   AUD     $  (4,064)      0.00%
  RBS          04/13/2009   EUR Call / GBP Put     0.9710     610,000   EUR     $    (965)      0.00%
  RBS          04/13/2009   GBP Put/USD Call       1.3535     500,000   GBP     $    (798)      0.00%
  RBS          04/13/2009   USD Call / JPY Put   101.4500     370,000   USD     $  (1,991)      0.00%
  RBS          04/13/2009   USD Call / JPY Put    96.6000   1,270,000   USD     $ (39,425)     (0.02)%
  RBS          04/14/2009   USD Put/CAD Call       1.2035     340,000   USD     $    (433)      0.00%
  RBS          04/14/2009   AUD Call / USD Put     0.7335   1,280,000   AUD     $  (2,648)      0.00%
  RBS          04/14/2009   GBP Put/USD Call       1.3625     500,000   GBP     $  (1,289)      0.00%
  RBS          04/14/2009   USD Call / JPY Put   103.6500     390,000   USD     $    (835)      0.00%
  RBS          04/14/2009   USD Call / JPY Put    98.3500   1,300,000   USD     $ (25,117)     (0.01)%

                                                                                ----------    --------
    Total options written on lorwara currency contracts                         $(336,117)     (0.18)%
    (premiums received- $271,552)                                               ==========    ========

                 See Accompanying Notes to Financial Statements.

                                     III-20

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


FUTURES CONTRACTS PURCHASED
---------------------------

                                                                                                 % of Net
                                                                     No. of        Value           Asset
Sector         Contract              Expiration      Exchange      Contracts        ($)            Value
------  -----------------------      ----------      --------      ---------   -------------     ---------
Energy
        RBOB UNLEADED GAS              May-09          NYM                17   $    (48,518)       (0.03)%
                                                                               -------------     ---------
Total energy                                                                   $    (48,518)       (0.03)%
                                                                               -------------     ---------

Metals
        COPPER                         Jun-09          LME                 6   $     32,878         0.02%
        SILVER                         May-09         COMEX                6   $     (7,325)        0.00%
        ZINC                           Jun-09          LME                18   $     15,096         0.01%
                                                                               -------------     ---------
Total metals                                                                   $     40,649         0.03%
                                                                               -------------     ---------

Stock indicies

        CAC40                          Apr-09        EURONEXT              6   $     (1,992)        0.00%
                                                                               -------------     ---------
Total stock indicies                                                           $     (1,992)        0.00%
                                                                               -------------     ---------

Short-term interest rates

        90 DAY BANK BILLS              Sep-09          SFE               347   $     68,333         0.04%
        3-MONTH EURIBOR                Jun-10         LIFFE              580   $    329,078         0.17%
        SHORT STERLING                 Jun-10         LIFFE              484   $    195,141         0.10%
                                                                               -------------     ---------
Total short-term interest rates                                                $    592,552         0.31%
                                                                               -------------     ---------

Long-term interest rates

        AUSTRALIAN 10-YEAR T-BOND      Jun-09          SFE               133   $    (37,008)       (0.02)%
        AUSTRALIAN 3-YEAR T-BOND       Jun-09          SFE               317   $   (154,807)       (0.08)%
        CANADIAN GOVERNMENT
        BOND                           Jun-09           ME                82   $    109,701         0.06%
        EURO-BOBL                      Jun-09         EUREX              207   $     17,592         0.01%
        EURO-BUND                      Jun-09         EUREX              124   $    162,372         0.08%
        EURO-SCHATZ                    Jun-09         LIFFE              608   $     80,841         0.04%
        LONG GILT                      Jun-09         LIFFE               83   $    110,163         0.06%
        U.S. 5 YEAR NOTE               Jun-09          CBOT              264   $    332,571         0.17%
        U.S. 2 YEAR NOTE               Jun-09          CBOT              234   $    223,141         0.12%
                                                                               -------------     ---------
Total long-term interest rates                                                 $    844,566         0.44%
                                                                               -------------     ---------

                 See Accompanying Notes to Financial Statements.

                                     III-21

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


  Net unrealized gain on futures contracts purchased                           $  1,427,257         0.75%
                                                                               -------------     --------

FUTURES CONTRACTS SOLD
----------------------


                                                                                                  % of Net
                                                                   No. of          Value           Asset
Sector         Contract            Expiration      Exchange      Contracts          ($)            Value
------  ----------------------     ----------      --------      ---------     -------------     ---------
Energy
        BRENT CRUDE                  May-09          ICE                  20   $    (67,960)       (0.04)%
        GAS OIL                      Apr-09          ICE                  37   $    (30,800)       (0.01)%
        HEATING OIL                  May-09          NYM                   5   $    (16,498)       (0.01)%
        LIGHT CRUDE OIL              May-09          NYM                  23   $    (24,930)       (0.01)%
        NATURAL GAS                  May-09          NYM                  85   $    437,750         0.23%
                                                                               -------------     --------
Total energy                                                                   $    297,562         0.16%
                                                                               -------------     --------

Metals

        COPPER                       Jun-09          LME                  37   $   (338,963)       (0.18)%
        GOLD                         Jun-09         COMEX                  6   $     (1,361)        0.00%
        NICKEL                       Jun-09          LME                  15   $    (13,464)       (0.01)%
        ZINC                         Jun-09          LME                  62   $   (142,304)       (0.07)%
                                                                               -------------     --------
Total metals                                                                   $   (496,092)       (0.26)%
                                                                               -------------     --------

Stock indicies
        AEX                          Apr-09        EURONEXT               12   $    (15,075)        0.00%
        DAX                          Jun-09         EUREX                 28   $    (40,626)       (0.02)%
        FTSE 100                     Jun-09         LIFFE                 98   $    (86,427)       (0.05)%
        HANG SENG                    Apr-09          HKF                  50   $     93,196         0.05%
        IBEX 35                      Apr-09        MEFF-RV                55   $    (34,480)       (0.02)%
        MINI NASDAQ                  Jun-09          CME                 127   $   (283,217)       (0.15)%
        MINI S&P 500                 Jun-09          CME                 212   $   (807,563)       (0.42)%
        MSCI TAIWAN                  Apr-09          SGX                  37   $     29,580         0.02%
        NIKKEI 225                   Jun-09          SGX                  89   $   (507,754)       (0.27)%
        SPI 200                      Jun-09          SFE                  80   $   (229,129)       (0.12)%
        STOXX 50                     Jun-09         EUREX                204   $    (37,854)       (0.02)%
                                                                               -------------     --------
Total stock indicies                                                           $ (1,919,349)       (1.00)%
                                                                               -------------     --------

Short-term interest rates
        EURODOLLARS                  Jun-10          CME                  10   $     (1,600)        0.00%
                                                                               -------------     --------
Total short-term interest rates                                                $     (1,600)        0.00%
                                                                               -------------     --------

                 See Accompanying Notes to Financial Statements.

                                     III-22

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)



Long-term interest rates
        MINI JAPANESE GOVERNMENT BOND    Jun-09    SGX     380   $   216,825      0.11%
        U.S. 10 YEAR NOTE                Jun-09    CBOT     24   $   (48,609)    (0.03)%
        U.S. T-BOND                      Jun-09    CBOT     19   $   (73,467)    (0.04)%
                                                                 ------------    -------
Total long-term interest rates                                   $    94,749      0.04%
                                                                 ------------    -------

  Net unrealized loss on futures contracts sold                  $(2,024,730)    (1.06)%
                                                                 ------------    -------

     Net unrealized loss on futures contracts                    $  (597,473)    (0.31)%
                                                                 ============    =======

LONG FORWARD CURRENCY CONTRACTS
-------------------------------


                                                                                  % of Net
                Maturity                                            Value          Asset
Counterparty      Date          Amount          Currency             ($)           Value
------------   ----------   -------------   -----------------    -------------    ---------
RBS            06/17/2009      53,189,000   Australian Dollar    $   1,360,775       0.70%
RBS            06/17/2009      25,915,706     British Pound      $     259,039       0.14%
RBS            06/17/2009      48,102,869    Canadian Dollar     $      34,875       0.02%
RBS            06/17/2009      38,517,249          Euro          $     522,994       0.27%
RBS            06/17/2009   6,041,012,527      Japanese Yen      $    (868,461)     (0.45)%
RBS            06/17/2009       1,000,000      Mexican Peso      $       1,174       0.00%
RBS            06/17/2009      23,800,000   New Zealand Dollar   $     683,413       0.36%
RBS            06/17/2009       5,250,000    Norwegian Kroner    $     (15,602)     (0.01)%
RBS            06/17/2009       2,720,000    Singapore Dollar    $     (10,522)     (0.01)%
RBS            06/17/2009      61,000,000   South African Rand   $     492,520       0.26%
RBS            06/17/2009       1,500,000     Swedish Krona      $      10,481       0.01%
RBS            06/17/2009      25,381,750      Swiss Franc       $     146,914       0.08%

                                                                 --------------   ---------
  Net unrealized gain on long forward currency contracts         $   2,617,600       1.37%
                                                                 --------------   ---------

                 See Accompanying Notes to Financial Statements.

                                     III-23

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


SHORT FORWARD CURRENCY CONTRACTS
--------------------------------


                                                                                  % of Net
                Maturity                                            Value          Asset
Counterparty      Date         Amount           Currency             ($)           Value
------------   ----------  --------------   -----------------    --------------   ---------
RBS            06/17/2009      27,196,000   Australian Dollar    $    (543,902)     (0.29)%
RBS            06/17/2009      45,520,949     British Pound      $  (1,172,274)     (0.61)%
RBS            06/17/2009      57,162,206    Canadian Dollar     $    (365,612)     (0.19)%
RBS            06/17/2009      37,932,937          Euro          $    (839,260)     (0.44)%
RBS            06/17/2009   9,204,925,576      Japanese Yen      $   1,392,241       0.73%
RBS            06/17/2009      66,000,000      Mexican Peso      $     (32,118)     (0.02)%
RBS            06/17/2009      12,000,000   New Zealand Dollar   $    (852,147)     (0.45)%
RBS            06/17/2009       1,500,000     Norway Kroner      $      (6,336)      0.00%
RBS            06/17/2009      21,590,000    Singapore Dollar    $     (78,070)     (0.04)%
RBS            06/17/2009      11,500,000   South African Rand   $     (82,371)     (0.04)%
RBS            06/17/2009       7,500,000     Swedish Krona      $     (22,943)     (0.01)%
RBS            06/17/2009      23,480,654       Swiss Fran       $    (345,638)     (0.18)%
                                                                 --------------   ---------
  Net unrealized loss on short forward currency contracts        $  (2,948,430)     (1.54)%
                                                                 --------------   ---------

    Net unrealized loss on forward contracts                     $    (330,830)     (0.17)%
                                                                 ==============   =========

                 See Accompanying Notes to Financial Statements.

                                     III-24

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


INVESTMENT SECURITIES SOLD SHORT
--------------------------------

                                                                       % of Net
                                                                         Asset
Common Stocks (United States)                Shares       Value ($)      Value
-----------------------------               ---------    ------------  --------
 Consumer Discretionary
    American Eagle Outfitters Inc.          42,399   $    518,964        0.27%
    Autozone Inc.***                            22   $      3,578        0.00%
    Big Lots Inc.***                           212   $      4,405        0.00%
    Black & Decker Corp.                     8,702   $    274,635        0.14%
    Bob Evans Farms Inc.                     7,591   $    170,190        0.09%
    Brinker International Inc.               9,569   $    144,492        0.08%
    Buckle Inc.                             12,284   $    392,228        0.21%
    Cheesecake Factory Inc.***               1,105   $     12,652        0.01%
    Coach Inc.***                            9,552   $    159,518        0.08%
    Cracker Barrel Old Country Store Inc.   20,334   $    582,366        0.30%
    Deckers Outdoor Corp.***                   106   $      5,622        0.00%
    Dick's Sporting Goods ***                2,701   $     38,543        0.02%
    Dress Barn Inc.***                       2,278   $     27,997        0.01%
    Drew Industries Inc.***                  1,839   $     15,963        0.01%
    Foot Locker Inc.                        16,924   $    177,364        0.09%
    Fossil Inc.***                          11,956   $    187,709        0.10%
    Gentex Corp.                            26,363   $    262,575        0.14%
    Guess Inc.                              31,294   $    659,678        0.34%
    Gymboree Corp.***                        1,025   $     21,884        0.01%
    Harman International Industries          5,346   $     72,331        0.04%
    Iconix Brand Group Inc.***               1,112   $      9,841        0.01%
    JC Penney Co. Inc.                      20,200   $    405,414        0.21%
    Papa Johns International Inc. ***          748   $     17,107        0.01%
    Phillips-Van Heusen Corp.               21,930   $    497,372        0.26%
    Polo Ralph Lauren Corp.  Cl A              111   $      4,690        0.00%
    Red Robin Gourmet Burgers Inc.***       11,041   $    194,653        0.10%
    Regal Entertainment Group  Cl A         35,175   $    471,697        0.25%
    Scholastic Corp.                        22,587   $    340,386        0.18%
    Skechers USA Inc.  Cl A***                 423   $      2,821        0.00%
    Stage Stores Inc.                        9,076   $     91,486        0.05%
    Staples Inc.                             8,937   $    161,849        0.08%
    Texas Roadhouse***                       4,125   $     39,311        0.02%
    Time Warner Inc.                         9,694   $    187,094        0.10%
    Warnaco Group Inc.***                    3,497   $     83,928        0.04%
    Williams-Sonoma Inc.                    13,616   $    137,249        0.08%
                                                     ------------     --------
Total Consumer Discretionary                         $  6,377,592        3.33%
                                                     ------------     --------

 Consumer Staples
    Altria Group Inc.                        9,765   $    156,435        0.08%
    Avon Products Inc.                       1,220   $     23,461        0.01%

                 See Accompanying Notes to Financial Statements.

                                     III-25

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


   Conagra Foods Inc.                        3,867   $     65,236        0.03%
   Dean Foods Co. ***                        2,390   $     43,211        0.02%
   Flowers Foods Inc.                        7,439   $    174,668        0.09%
   Hain Celestial Group Inc.***              1,750   $     24,920        0.01%
   NBTY Inc. ***                             6,221   $     87,592        0.05%
   Pepsi Bottling Group Inc.                16,633   $    368,255        0.19%
   PepsiAmericas Inc.                        1,402   $     24,185        0.01%
   Ralcorp Holdings Inc. ***                   901   $     48,546        0.03%
   Reynolds Amern Inc.                       3,612   $    129,454        0.07%
   Sara Lee Corp.                            4,878   $     39,414        0.02%
   Smithfield Foods Inc.***                  5,509   $     52,115        0.04%
                                                     ------------     --------
Total Consumer Staples                               $  1,237,492        0.65%
                                                     ------------     --------

Energy
   Atwood Oceanics Inc.***                   2,701   $     44,810        0.02%
   Baker Hughes Inc.                         1,536   $     43,853        0.02%
   Berry Pete Co.  Cl A                     27,040   $    296,358        0.15%
   BJ Services Co.                           1,825   $     18,159        0.01%
   Diamond Offshore Drilling Inc.              212   $     13,326        0.01%
   Dril-Quip Inc.***                        15,523   $    476,556        0.25%
   Frontier Oil Corp.                        6,198   $     79,272        0.04%
   Gulfmark Offshore Inc.***                   472   $     11,262        0.01%
   Matrix Service Co.***                    21,892   $    179,952        0.09%
   Newfield Exploration Co. ***              8,342   $    189,363        0.10%
   Noble Energy Inc.                         2,331   $    125,594        0.07%
   Range Resources Corp.                     2,172   $     89,400        0.05%
   Southern Union Co.                       31,098   $    473,312        0.25%
   Superior Energy Services Inc. ***           265   $      3,416        0.00%
                                                     ------------     --------
Total Energy                                         $  2,044,633        1.07%
                                                     ------------     --------

Financials
   Aflac Inc.                                  689   $     13,339        0.01%
   American Express Co.                      2,119   $     28,882        0.02%
   AON Corp.                                 3,814   $    155,687        0.08%
   Associated Banc Corp.                     1,271   $     19,637        0.02%
   Assurant Inc.                               370   $      8,059        0.01%
   Astoria Financial Corp.                     795   $      7,306        0.00%
   Bank Hawaii Corp.                           689   $     22,723        0.01%
   Bank Of The Ozarks Inc.                     370   $      8,540        0.00%
   Banner Corp.                              8,158   $     23,740        0.01%
   BB&T Corp.                                1,430   $     24,196        0.01%
   BOK Financial Corp.                       1,219   $     42,056        0.02%
   Boston Private Financial Holdings Inc.    8,846   $     31,049        0.02%
   Capitol Bancorp Ltd.                      5,616   $     23,306        0.01%
   Cincinnati Financial Corp.                1,549   $     35,426        0.02%
   City National Corp. CA                    3,232   $    109,145        0.06%
   CNA Financial Corp.                       1,228   $     11,248        0.01%
   Commerce Bancshares Inc.                  1,112   $     40,366        0.02%

                 See Accompanying Notes to Financial Statements.

                                     III-26

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


Cullen Frost Banker Inc.                       742   $     34,829        0.02%
CVB Financial Corp.                          4,132   $     27,395        0.01%
East-West Bancorp Inc.                       9,271   $     42,368        0.02%
First Bancorp Troy Nc                        1,589   $     19,020        0.01%
First Citizens Bancshares Inc.  Cl A           212   $     27,942        0.01%
First Community Bancshares Inc.              1,854   $     21,636        0.01%
First Financial Bankshares Inc.                636   $     30,636        0.02%
First Horizon National Corp.                 3,845   $     41,295        0.02%
First Midwest Bancorp Inc.                   5,350   $     45,957        0.02%
FNB Corp.                                    5,456   $     41,848        0.02%
Fulton Financial Corp.                       6,146   $     40,748        0.02%
Glacier Bancorp Inc.                         2,542   $     39,935        0.02%
Hancock Holding Co.                            370   $     11,574        0.01%
Harleysville National Corp.                  3,019   $     18,295        0.01%
Home Bancshares Inc.                         2,066   $     41,258        0.02%
Hudson City Bancorp Inc.                       159   $      1,859        0.00%
Iberiabank Corp.                               901   $     41,392        0.02%
Independent Bank Corp.                       2,807   $     41,403        0.02%
Investors Bancorp***                         4,609   $     39,038        0.02%
Jones Lang Lasalle Inc.                      3,519   $     81,852        0.04%
Keycorp                                      3,814   $     30,016        0.02%
Marsh & Mclennan Cos Inc.                    7,840   $    158,760        0.08%
MB Financial Inc.                            4,514   $     61,390        0.03%
Metlife Inc.                                   212   $      4,827        0.00%
Morgan Stanley                               3,682   $     83,839        0.04%
National Perm Bancshares Inc.                4,820   $     40,006        0.02%
NBT Bancorp Inc.                             1,536   $     33,239        0.02%
New York Community Bancorp                   2,066   $     23,077        0.01%
NYSE Euronext Inc.                           1,748   $     31,289        0.02%
Old National Bancorp.                          582   $      6,501        0.00%
Pacific Capital Bancorp                      3,602   $     24,386        0.01%
Pacwest Bancorp                              2,807   $     40,224        0.02%
Peoples United Financial Inc.                7,400   $    132,978        0.07%
Pinnacle Financial Partners Inc.***          1,801   $     42,702        0.02%
PNC Financial Services Group                   795   $     23,286        0.01%
Proassurance Corp.***                        1,488   $     69,371        0.04%
Prosperity Bancshares Inc.                   3,449   $     94,330        0.05%
Regions Financial Corp.                      2,013   $      8,575        0.00%
S & T Bancorp Inc.                           1,695   $     35,951        0.02%
SCBT Financial Corp.                         1,748   $     36,533        0.02%
SEInvestments Company                        1,908   $     23,297        0.01%
Signature Bank***                            2,313   $     65,296        0.03%
Southside Bancshares Inc.                    1,589   $     30,032        0.02%
State Street Corp.                           2,701   $     83,137        0.04%
Stellarone Corp.                             3,390   $     40,375        0.02%
Susquehanna Bancshares Inc. Pa               3,008   $     28,065        0.01%
SVB Financial Group ***                      3,708   $     74,197        0.04%
Synovus Financial Corp.                      2,914   $      9,471        0.00%
TCF Financial Corp.                          3,285   $     38,632        0.02%

                 See Accompanying Notes to Financial Statements.

                                     III-27

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


  Texas Cap Bancshares Inc.***               3,656   $     41,167        0.02%
  Trustmark Corp.                              901   $     16,560        0.02%
  UMB Financial Corp.                          936   $     39,771        0.02%
  Unitrin                                    2,863   $     40,025        0.02%
  Univest Corp.                              1,166   $     20,405        0.02%
  US Bancorp                                 1,483   $     21,667        0.02%
  Wells Fargo Company                          159   $      2,264        0.00%
  Wesbanco Inc.                              1,748   $     39,907        0.02%
  Westamerica Bancorporation                   847   $     38,589        0.02%
  Wilmington Trust Corp.                     3,815   $     36,967        0.02%
  Zions Bancorporation                       1,219   $     11,983        0.02%
                                                     ------------     --------
Total Financials                                     $  2,978,072        1.56%
                                                     ------------     --------

Health Care
  Alkermes Inc.***                           4,076   $     49,442        0.03%
  Allergan Inc.                              4,555   $    217,547        0.11%
  Allscripts-Misys Healthcare Solution***    3,848   $     39,596        0.02%
  BioMarin Pharmaceutical Inc.***            1,483   $     18,315        0.01%
  Bristol Myers Squibb Co.                   6,145   $    134,698        0.07%
  Cooper Cos Inc.                           11,635   $    307,629        0.16%
  Dentsply International Inc.                5,191   $    139,378        0.07%
  Dionex Corp.***                            1,681   $     79,427        0.04%
  Eclipsys Corp.***                          1,836   $     18,617        0.01%
  Hologic Inc.***                            5,795   $     75,857        0.04%
  Hospira lnc.***                           30,423   $    938,854        0.49%
  Illumina lnc.***                           1,827   $     68,037        0.04%
  Immucor Inc.***                            2,066   $     51,960        0.03%
  Integra Lifesciences Holdings Corp.***       740   $     18,293        0.01%
  Inverness Medical Innovations Inc. ***     2,401   $     63,939        0.03%
  Kendle International Inc.***                 474   $      9,935        0.01%
  Life Technologies Corporation ***            978   $     31,765        0.02%
  Medicines Co.***                           5,220   $     56,585        0.03%
  Medicis Pharmaceutical Corp.  Cl A        14,143   $    174,949        0.09%
  Mednax Inc.***                               372   $     10,963        0.01%
  Millipore Corp.***                         2,463   $    141,401        0.07%
  OSI Pharmaceuticals Inc.***                  530   $     20,278        0.01%
  Pharmaceutical Product Development           370   $      8,776        0.00%
  Resmed lnc.***                             4,456   $    157,475        0.08%
  Schein Henry Inc. ***                      5,978   $    239,060        0.12%
  Sirona Dental Systems Inc. ***             2,224   $     31,848        0.02%
  United Therapeutics Corp. ***              2,384   $    157,559        0.08%
  VCA Antech Inc. ***                        5,832   $    131,512        0.07%
  Wellcare Health Plans Inc. ***             3,019   $     33,964        0.02%
  Wellpoint Inc.***                          1,430   $     54,297        0.03%
  West Pharmaceutical Services Inc.          1,413   $     46,361        0.02%
                                                     ------------     --------
Total Health Care                                    $  3,528,317        1.84%
                                                     ------------     --------

Industrials

                 See Accompanying Notes to Financial Statements.

                                     III-28

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


   3M Co.                                    1,112   $     55,289        0.03%
   Albany International Corp.  Cl A            318   $      2,878        0.00%
   Alexander & Baldwin Inc.                  1,803   $     34,311        0.02%
   Applied Industrial Technologies Inc.      1,430   $     24,124        0.01%
   Boeing                                    1,536   $     54,651        0.03%
   Briggs & Stratton Corp.                   6,013   $     99,215        0.05%
   Ceradyne Inc.***                          1,166   $     21,140        0.01%
   Cintas Corp.                              5,587   $    138,111        0.07%
   Copart Inc.***                              810   $     24,025        0.01%
   Corporate Executive Board Co.             1,484   $     21,518        0.01%
   Emerson Electric Co.                      2,331   $     66,620        0.03%
   Fedex Corp.                               1,271   $     56,547        0.03%
   GATX Corp.                                4,698   $     95,041        0.05%
   Heartland Express Inc.                    8,250   $    122,183        0.06%
   Heidrick & Struggles International Inc.   9,748   $    172,930        0.09%
   Herman Miller Inc.                        7,205   $     76,805        0.04%
   Hub Group Inc.  Cl A***                   3,787   $     64,379        0.03%
   Illinois Tool Works Inc.                  4,028   $    124,264        0.06%
   JB Hunt Transport Services Inc.           4,493   $    108,326        0.06%
   Jacobs Engineering Group Inc.***            159   $      6,147        0.00%
   Knight Transportation Inc.                5,820   $     88,231        0.05%
   Korn / Ferry International***             7,575   $     68,630        0.04%
   Ladish Inc.***                            3,238   $     23,508        0.01%
   Middleby Corp.***                        11,000   $    356,730        0.19%
   Mine Safety Appliances Co.                1,651   $     33,053        0.02%
   Monster Worldwide Inc. ***                6,939   $     56,553        0.03%
   Northrop Grumman Corp.                    1,227   $     53,546        0.03%
   Old Dominion Freight Line Inc.***           303   $      7,117        0.00%
   Paccar Inc.                               2,278   $     58,681        0.03%
   Parker-Hannifin Corp.                     2,225   $     75,606        0.04%
   Pitney Bowes Inc.                        17,163   $    400,756        0.21%
   Resources Connection Inc.***              2,755   $     41,545        0.02%
   Robbins & Myers Inc.                        742   $     11,256        0.01%
   Timken Co.                                3,497   $     48,818        0.03%
   Triumph Group Inc.                        1,207   $     46,107        0.02%
   Union Pacific Corp.                         953   $     39,178        0.02%
   United Parcel Service Inc.  Cl B          5,721   $    281,588        0.15%
   URS Corp. ***                               318   $     12,850        0.01%
   UTI Worldwide Inc.                        8,370   $    100,022        0.05%
   WW Grainger Inc.                          2,542   $    178,398        0.10%
                                                     ------------     --------
Total Industrials                                    $  3,350,677        1.75%
                                                     ------------     --------

Information Technology
   Applied Materials Inc.                    2,711   $     29,143        0.02%
   Autodesk Inc.***                          3,337   $     56,095        0.03%
   Avid Technology Inc.***                   2,787   $     25,473        0.01%
   Avnet Inc.***                             4,026   $     70,495        0.04%
   Blackbaud                                   636   $      7,384        0.00%

                 See Accompanying Notes to Financial Statements.

                                     III-29

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


  BMC Software Inc.***                      10,612   $    350,196        0.18%
  Broadcom Corp.  Cl A***                    1,430   $     28,571        0.01%
  Cogent Inc.***                             5,441   $     64,748        0.03%
  Cognizant Technology Solutions Cl A***     1,748   $     36,341        0.02%
  Convergys Corp.***                           689   $      5,567        0.00%
  Cybersource Corp. ***                      7,010   $    103,818        0.05%
  Diodes Inc.***                            21,166   $    224,571        0.12%
  DST Systems Inc. ***                      18,646   $    645,525        0.34%
  Electronics For Imaging Inc.***              320   $      3,136        0.00%
  EMC Corp. ***                             11,442   $    130,439        0.07%
  Euronet Worldwide Inc.***                 36,356   $    474,809        0.25%
  Fidelity National Information                615   $     11,193        0.01%
  Formfactor Inc.***                           642   $     11,569        0.01%
  GSI Communications Inc. ***               18,505   $    242,416        0.13%
  Intermec Inc. ***                          1,112   $     11,565        0.01%
  International Rectifier Corp.***           3,112   $     42,043        0.02%
  Juniper Networks Inc.***                   5,033   $     75,747        0.04%
  Macrovision Solutions Corp. ***           20,771   $    369,516        0.19%
  Memc Electronic Materials Inc.***          2,456   $     40,499        0.02%
  Microchip Technology Inc.                 11,309   $    239,638        0.13%
  Micros Systems Inc.***                     2,621   $     49,144        0.03%
  Netgear Inc.***                           10,598   $    127,706        0.07%
  Novellus System Inc.***                   36,911   $    613,830        0.32%
  Polycom Inc.***                              554   $      8,526        0.00%
  Progress Software Corp.***                 6,015   $    104,420        0.05%
  Qualcomm Inc.                              6,449   $    250,931        0.13%
  Semtech Corp. ***                          1,801   $     24,043        0.01%
  Silicon Laboratories Inc.***               2,698   $     71,227        0.04%
  Standard Microsystems Corp.***            29,969   $    557,423        0.29%
  Syntel Inc.                                2,066   $     42,518        0.02%
  Tech Data Corp.***                         9,056   $    197,240        0.10%
  Tekelec ***                                3,126   $     41,357        0.02%
  Tessera Technologies Inc.***              14,169   $    189,440        0.10%
  Total System Services Inc.                37,141   $    512,917        0.27%
  Valueclick Inc.***                        48,441   $    412,233        0.22%
  ZoranCorp.***                             38,576   $    339,469        0.18%
                                                     ------------     --------
Total Information Technology                         $  6,842,921        3.58%
                                                     ------------     --------

Materials
  Airgas Inc.                                2,755   $     93,147        0.05%
  Aptargroup Inc.                            5,258   $    163,734        0.09%
  Ashland Inc.                              46,912   $    484,601        0.25%
  Cabot Corp.                                3,168   $     33,296        0.02%
  Carpenter Technology Corp.                 1,655   $     23,369        0.01%
  Commercial Metals Co.                      5,199   $     60,048        0.03%
  Eagle Materials Inc.                      11,919   $    289,036        0.15%
  Eastman Chemical Co.                      10,859   $    291,021        0.15%
  Haynes International Inc. ***              4,351   $     77,535        0.04%

                 See Accompanying Notes to Financial Statements.

                                     III-30

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


    International Flavors & Fragrances       6,258   $    190,619        0.10%
    PPG Industries Inc.                      1,854   $     68,413        0.04%
    Silgan Holdings Inc.                     2,941   $    154,520        0.08%
    Valspar Corp.                           21,532   $    429,994        0.22%
                                                     ------------     --------
 Total Materials                                     $  2,359,333        1.23%
                                                     ------------     --------

 Telecommunication Services
    American Tower***                        3,497   $    106,414        0.06%
    AT&T Inc. Com                              359   $      9,047        0.00%
    Leap Wireless International Inc.***      3,923   $    136,795        0.07%
                                                     ------------     --------
 Total Telecommunication Services                    $    252,256        0.13%
                                                     ------------     --------

 Utilities
    Black Hills Corp.                        2,437   $     43,598        0.02%
    Cleco Corp.                              3,656   $     79,299        0.04%
    DPL Inc.                                32,565   $    734,015        0.38%
    Duke Energy Corp.                       19,123   $    273,841        0.14%
    MDU Resources Group Inc.                 1,112   $     17,948        0.01%
    National Fuel Gas Co.                    9,735   $    298,572        0.16%
    Nisource Inc.                           37,347   $    366,001        0.19%
    Northwest Natural Gas Co.                3,867   $    167,905        0.09%
    PG&E Corp.                               9,045   $    345,700        0.18%
    Piedmont Natural Gas Co. Inc.            3,881   $    100,479        0.05%
    Sempra Energy                           13,084   $    605,004        0.32%
    WGL Holdings Inc.                        4,858   $    159,342        0.08%
    Xcel Energy Inc.                        72,320   $  1,347,322        0.72%
                                                     ------------     --------
 Total Utilities                                     $  4,539,026        2.38%
                                                     ------------     --------

Total Common Stocks (United States)                  $ 33,510,319       17.52%
(proceeds - $32,773,270)                             ------------     --------


                                                                      % of Net
                                                                        Asset
Common Stocks (Non-United States)          Shares      Value ($)        Value
---------------------------------         ---------  ------------     --------
Australia
 Materials
    BHP Billiton Ltd. - Adr                   318    $     14,183        0.01%
                                                     ------------     --------
 Total Materials                                     $     14,183        0.01%
                                                     ------------     --------

Brazil
 Industrials
    Embraer-Empresa Brasileira De
     Aeronautica - Adr                      4,979    $     66,071        0.03%
                                                     ------------     --------
 Total Industrials                                   $     66,071        0.03%
                                                     ------------     --------

Canada

                 See Accompanying Notes to Financial Statements.

                                     III-31

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


 Energy
   Cameco Corp.                              4,503   $     77,317        0.04%
   Imperial Oil                             16,298   $    587,543        0.31%
   Nexen Inc.                               29,595   $    501,931        0.26%
                                                     ------------     --------
 Total Energy                                        $  1,166,791        0.61%
                                                     ------------     --------

 Financials
    Royal Bank of Canada                     3,337   $     96,506        0.05%
    Sun Life Financial Inc.                  1,801   $     32,166        0.02%
                                                     ------------     --------
 Total Financials                                    $    128,672        0.07%
                                                     ------------     --------

 Industrials
    Canadian Pacific Railway Ltd.            2,381   $     70,549        0.04%
                                                     ------------     --------
 Total Industrials                                   $     70,549        0.04%
                                                     ------------     --------

Total Canada                                         $  1,366,012        0.72%
                                                     ------------     --------

Cayman Islands
 Energy
    Transocean Ltd.***                         847   $     49,837        0.03%
                                                     ------------     --------
 Total Energy                                        $     49,837        0.03%
                                                     ------------     --------

Colombia
 Financials
   Bancolombia SA - Adr                      4,888   $     95,169        0.05%
                                                     ------------     --------
 Total Financials                                    $     95,169        0.05%
                                                     ------------     --------

France
 Telecommunication Services
   Mobile Telesystems - Adr                  4,609   $    137,901        0.07%
                                                     ------------     --------
 Total Telecommunication Services                    $    137,901        0.07%
                                                     ------------     --------

Great Britain
 Telecommunication Services
   Vodafone Group - Adr                      6,781   $    118,125        0.06%
                                                     ------------     --------
 Total Telecommunication Services                    $    118,125        0.06%
                                                     ------------     --------

Hong Kong
 Telecommunication Services
   China Unicom Ltd. - Adr                   1,230   $     12,804        0.01%
                                                     ------------     --------
 Total Telecommunication Services                    $     12,804        0.01%
                                                     ------------     --------

Indonesia
 Telecommunication Services
   PT Telekomunikasi - Adr
 Total Telecommunication Services            9,757   $    250,755        0.13%
                                                     ------------     --------
                                                     $    250,755        0.13%
                                                     ------------     --------

                 See Accompanying Notes to Financial Statements.

                                     III-32

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


Israel
 Health Care
    Teva Pharmaceutical Industries - Adr     8,009   $    360,805        0.19%
                                                     ------------     --------
 Total Health Care                                   $    360,805        0.19%
                                                     ------------     --------

 Information Technology
    Nice Systems Ltd. - Adr***               8,829   $    219,489        0.11%
                                                     ------------     --------
 Total Information Technology                        $    219,489        0.11%
                                                     ------------     --------

Total Israel                                         $    580,294        0.30%
                                                     ------------     --------

Japan
 Consumer Discretionary
    Alpine Electronics                      21,800   $    141,257        0.07%
    Aoki Holdings                            1,200   $     10,704        0.01%
    Aoyama Trading                           4,500   $     58,864        0.03%
    Asics                                    3,000   $     20,593        0.01%
    Autobacs Seven                             800   $     22,638        0.01%
    Casio Computer                          20,800   $    145,939        0.08%
    Chiyoda                                  6,400   $     89,290        0.05%
    Funai                                    2,900   $     84,560        0.04%
    Isuzu Motors                           154,000   $    185,542        0.10%
    Japan Wool Textile                       3,000   $     17,343        0.01%
    K's Holdings Corp.                       2,800   $     37,449        0.02%
    Keihin Corp.                               800   $      8,497        0.00%
    Koito Manufacturing                     32,000   $    227,437        0.12%
    Komeri                                   3,700   $     70,838        0.04%
    Marui Group                             60,400   $    319,826        0.17%
    Nissan Motor                           107,300   $    380,227        0.20%
    Nisshinbo Holdings Inc.                 16,000   $    150,329        0.08%
    Nitori                                   2,500   $    139,719        0.07%
    NOK Corp.                                1,900   $     16,101        0.01%
    Point                                    2,580   $    116,762        0.06%
    Ryohin Keikaku                           3,000   $    116,938        0.06%
    Sanden ***                               4,000   $      6,480        0.00%
    Sekisui Chemical                        25,000   $    124,026        0.06%
    Sekisui House                            2,000   $     15,065        0.01%
    Senshukai                                2,600   $     18,321        0.01%
    Shimachu                                 3,500   $     58,717        0.03%
    Shimamura                                6,000   $    319,530        0.17%
    Sumitomo Forestry Co.                    5,500   $     36,362        0.02%
    Takashimaya                             22,000   $    125,848        0.07%
    Tamron                                   7,000   $     72,218        0.04%
    Tokai Rubber                            28,700   $    223,451        0.12%
    Tokyo Dome                               9,000   $     24,603        0.01%
    Tokyo Style                             16,000   $    109,021        0.06%
    Toyoda Gosei                             1,500   $     22,522        0.01%

                 See Accompanying Notes to Financial Statements.

                                     III-33

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


   Toyota Auto Body                          9,000   $    130,667        0.07%
   Toyota Industries                        10,500   $    222,714        0.12%
   Toyota Motor                              6,200   $    195,849        0.10%
   USS Co. Ltd.                                790   $     34,393        0.02%
   Xebio Co.                                11,000   $    159,816        0.08%
   Yamada Denki                              5,310   $    207,518        0.11%
   Yamaha                                   28,600   $    277,110        0.13%
                                                     ------------     --------
Total Consumer Discretionary                         $  4,745,084        2.48%
                                                     ------------     --------

Consumer Staples
   Aeon                                     31,600   $    206,038        0.11%
   Ajinomoto Co.                            26,000   $    182,950        0.10%
   Asahi Breweries                          16,400   $    195,266        0.10%
   Dydo Drinco                                 500   $     12,808        0.01%
   Japan Tobacco                               257   $    681,465        0.37%
   Kirin Holdings                           62,000   $    654,085        0.34%
   Nippon Meat Packers                      22,000   $    228,308        0.12%
   Nisshin Oillio                           32,000   $    138,342        0.07%
   Nissin Foods Holdings Co. Ltd.            4,200   $    123,317        0.06%
   Shiseido                                 19,000   $    276,045        0.14%
   Takara Holdings                           4,000   $     19,925        0.01%
   UNYCo.                                   32,000   $    248,820        0.13%
   Valor                                     1,200   $      8,626        0.00%
   Yakult Honsha                             1,500   $     26,638        0.01%
                                                     ------------     --------
Total Consumer Staples                               $  3,002,633        1.57%
                                                     ------------     --------

Energy
   San-Ai Oil Co.                            3,000   $     11,481        0.01%
   Tonengeneral                             94,000   $    916,493        0.48%
   Toyo Kanetsu                              3,000   $      4,678        0.00%
                                                     ------------     --------
Total Energy                                         $    932,652        0.49%
                                                     ------------     --------

Financials
   77 Bank                                  48,000   $    236,671        0.12%
   Aeon Credit                               9,300   $     84,177        0.04%
   Aichi Bank                                  200   $     13,749        0.01%
   Akita Bank                                2,000   $      7,452        0.00%
   Bank Of Hiroshima                        21,000   $     79,731        0.04%
   Bank Of Kyoto                            15,000   $    126,354        0.07%
   Bank Of Yokohama                         19,000   $     80,409        0.04%
   Chuo Mitsui Trust Holdings                1,000   $      3,037        0.00%
   Credit Saison                            29,100   $    281,366        0.15%
   Daishi Bank                               8,000   $     31,346        0.02%
   Daiwa House Industry                     13,000   $    104,242        0.05%
   Eighteenth Bank                           3,000   $     10,236        0.01%
   GunmaBank                                48,000   $    257,568        0.13%
   Hachijuni Bank                          115,000   $    664,827        0.35%
   Higashi-Nippon Bank                       1,000   $      2,693        0.00%

                 See Accompanying Notes to Financial Statements.

                                     III-34

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


   Higo Bank                                21,000   $    120,978        0.06%
   Hokkoku Bank                             35,000   $    124,380        0.07%
   Hokuhoku                                 34,000   $     61,618        0.03%
   Japan Securities Finance Co.             27,700   $    127,044        0.07%
   Joyo Bank                                41,000   $    188,458        0.10%
   Kansai Urban Banking                      1,000   $      1,579        0.00%
   Mitsubishi Estate                        13,000   $    145,044        0.08%
   Mitsubishi UFJ Financial Group           12,300   $     59,277        0.03%
   Musashino Bank                              700   $     21,545        0.01%
   Nanto Bank                                3,000   $     16,341        0.01%
   Nomura Holdings                           5,000   $     25,058        0.01%
   Oita Bank                                 3,000   $     16,584        0.01%
   San-In Godo Bank                         20,000   $    153,285        0.08%
   Sumitomo Mitsui Financial Group Inc.      5,000   $    172,623        0.09%
   TOC Co.                                   4,000   $     14,336        0.01%
   Toho Bank                                 1,000   $      3,979        0.00%
   Tokyo Tatemono                           30,000   $     76,845        0.04%
   Tokyo Tomin Bank                          4,200   $     64,635        0.03%
   Tokyu Land                               16,000   $     43,738        0.02%
   Yamanashi Chuo Bank                       1,000   $      5,214        0.01%
                                                     ------------     --------
Total Financials                                     $  3,426,419        1.79%
                                                     ------------     --------

Health Care
   Kyowa Hakko Kirin Co. Ltd.                8,000   $     66,984        0.04%
   Mediceo Paltac                            3,000   $     31,923        0.02%
   Nihon Kohden                              9,100   $    111,389        0.06%
   Olympus                                  12,000   $    191,961        0.09%
   Ono Pharmaceutical Co.                      300   $     13,091        0.01%
   Seikagaku                                 1,000   $      9,831        0.01%
   Suzuken                                   2,200   $     57,355        0.03%
   Taisho Pharmaceutical Co.                 5,000   $     92,538        0.05%
   Takeda Pharmaceutical                     5,500   $    189,329        0.09%
                                                     ------------     --------
Total Health Care                                    $    764,401        0.40%
                                                     ------------     --------

Industrials
   Amano                                     6,100   $     48,481        0.03%
   Chiyoda                                  93,000   $    493,389        0.26%
   Comsys Holdings                          38,000   $    317,019        0.17%
   Dai Nippon Printing                       5,000   $     45,510        0.02%
   Daifuku                                   9,500   $     50,785        0.03%
   Hankyu Hanshin Holdings                 104,000   $    470,669        0.25%
   Hanwa                                    66,000   $    166,387        0.09%
   Hino Motors                              32,000   $     69,657        0.04%
   Hitachi Cable                            12,000   $     23,084        0.01%
   Inaba Denkisangyo                           800   $     17,738        0.01%
   Japan Airport Terminal Co.                1,500   $     15,794        0.01%
   JTEKT Corp.                               3,500   $     24,238        0.01%
   Kawasaki Heavy                           39,000   $     77,392        0.04%

                 See Accompanying Notes to Financial Statements.

                                     III-35

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


   Keio Corp.                              137,000   $    776,754        0.39%
   Kubota                                    7,000   $     37,916        0.02%
   Kyokuto Kaihatsu                          1,000   $      3,392        0.00%
   Maeda                                    15,000   $     51,939        0.03%
   Max                                       1,000   $     10,661        0.01%
   Mitsui Engineering & Shipbuilding Co.    86,000   $    142,796        0.07%
   Miura                                     1,000   $     22,375        0.01%
   Nagoya Railroad                          56,000   $    166,123        0.09%
   Nippon Express                           37,000   $    115,379        0.06%
   Nishi-Nippon Railroad Co.                 2,000   $      7,573        0.00%
   NTN Corp.                               140,000   $    392,629        0.21%
   Obayashi                                 17,000   $     82,272        0.04%
   Odakyu Railway                           21,000   $    162,438        0.08%
   Ryobi                                    49,000   $     85,330        0.04%
   Sanwa Holdings Corp                      18,000   $     50,299        0.03%
   Seika                                     3,000   $      6,591        0.00%
   Seino Holdings Corp.                     14,000   $     67,328        0.04%
   Shimizu                                  74,000   $    306,429        0.16%
   Sojitz                                      100   $        118        0.00%
   Sumitomo Heavy                           13,000   $     42,776        0.02%
   Taisei                                  123,000   $    234,120        0.12%
   Toda                                     30,000   $     92,032        0.05%
   Tokyu                                    41,000   $    171,024        0.09%
   Toppan Printing                          52,000   $    352,212        0.18%
   Toshiba Machine                          76,000   $    223,145        0.12%
   Toto                                      3,000   $     14,944        0.01%
   Toyota Tsusho                            56,500   $    541,146        0.28%
   Yamazen                                   3,800   $     11,696        0.01%
                                                     ------------     --------
Total Industrials                                    $  5,991,580        3.13%
                                                     ------------     --------

Information Technology
   Brother Industries                        9,900   $     72,468        0.04%
   Canon                                     7,200   $    205,568        0.11%
   Canon Inc. - Adr                          1,271   $     36,897        0.02%
   Citizen Holdings                         43,800   $    177,382        0.09%
   DTS Corporation                           1,000   $      6,470        0.00%
   Fujifilm Holdings                        23,800   $    512,048        0.27%
   Hamamatsu Photo                          24,900   $    465,630        0.24%
   Hitachi High-Tech                         4,400   $     61,610        0.03%
   Ibiden                                    1,100   $     26,339        0.01%
   Ines                                      3,700   $     20,116        0.01%
   Koa                                         100   $        429        0.00%
   Nichicon                                  9,600   $     72,119        0.04%
   Ryosan                                      800   $     16,604        0.01%
   Sansin Electrics                          1,900   $     12,061        0.01%
   Star Micronics                            1,200   $     11,007        0.01%
   Sumisho Computer                          1,800   $     20,666        0.01%
   Taiyo Yuden                              15,000   $    112,990        0.06%

                 See Accompanying Notes to Financial Statements.

                                     III-36

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


    Toko ***                                10,000   $     12,656        0.01%
    Yokogawa Electric                        1,400   $      5,585        0.00%
                                                     ------------     --------
 Total Information Technology                        $  1,848,645        0.97%
                                                     ------------     --------

 Materials
    Adeka                                    7,700   $     47,555        0.02%
    Daicel Chemical Industries               9,000   $     32,166        0.02%
    Denki Kagakukogyo                        3,000   $      5,376        0.00%
    Hitachi Chemical                         3,200   $     38,165        0.02%
    Hitachi Metals                          18,000   $    125,564        0.07%
    Hokuetsu Paper                          29,500   $    125,443        0.07%
    Kansai Paint                             7,000   $     38,767        0.02%
    Mitsui Mining and Smelting ***           8,000   $     13,121        0.01%
    Nifco                                   57,200   $    617,924        0.32%
    Nippon Kayaku                           59,000   $    295,687        0.15%
    Nippon Paint                             2,000   $      7,776        0.00%
    Nippon Shokubai                         15,000   $     94,462        0.05%
    Nippon Synthetic Chemical Industry      28,000   $     78,809        0.04%
    NOF Corp.                               17,000   $     57,315        0.03%
    OJI Paper Co.                           21,000   $     85,046        0.04%
    Taiyo Nippon Sanso                       8,000   $     51,919        0.03%
    Teijin                                  44,000   $     94,887        0.05%
    Tokuyama                                35,000   $    221,474        0.12%
    Tokyo Ohka Kogyo                         4,900   $     67,817        0.03%
    Toyo Seikan                             24,400   $    354,253        0.19%
                                                     ------------     --------
 Total Materials                                     $  2,453,526        1.28%
                                                     ------------     --------

 Utilities
    Chubu Electric Power                    10,300   $    226,293        0.12%
    Chugoku Electric Power                   5,900   $    127,832        0.07%
    Hokkaido Electric Power                 14,200   $    284,661        0.15%
    Kyushu Electric Power Co.               15,600   $    349,053        0.18%
    Okinawa Electric Power Co.               5,800   $    307,705        0.16%
    Shikoku Electric Power                   6,100   $    162,737        0.09%
    Tohoku Electric Power Co.                5,000   $    109,598        0.05%
                                                     ------------     --------
 Total Utilities                                     $  1,567,879        0.82%
                                                     ------------     --------

Total Japan                                          $ 24,732,819       12.93%
                                                     ------------     --------

Mexico
 Consumer Staples
    Fomento Economico Mexicano
     SAB       -Adr                          3,653   $     92,092        0.05%
                                                     ------------     --------
 Total Consumer Staples                              $     92,092        0.05%
                                                     ------------     --------

People's Republic Of China

 Consumer Discretionary
    CTRIP International Ltd. -Adr            1,960   $     53,704        0.03%

                 See Accompanying Notes to Financial Statements.

                                     III-37

                        THE CAMPBELL MULTI-STRATEGY TRUST
                        COMPLETE SCHEDULE OF INVESTMENTS
                            MARCH 31,2009 (UNAUDITED)


                                                     ------------     --------
 Total Consumer Discretionary                        $     53,704        0.03%
                                                     ------------     --------

 Information Technology
   Sina Corp.***                             6,304   $    146,568        0.08%
                                                     ------------     --------
 Total Information Technology                        $    146,568        0.08%
                                                     ------------     --------

Total People's Republic Of China                     $    200,272        0.11%
                                                     ------------     --------

Russia
 Consumer Staples
   Wimm Bill Dann - Adr                        370   $     11,770        0.01%
                                                     ------------     --------
 Total Consumer Staples                              $     11,770        0.01%
                                                     ------------     --------

Switzerland
 Financials
   Credit Suisse Group Zuerich - Adr           477   $     14,544        0.01%
                                                     ------------     --------
 Total Financials                                    $     14,544        0.01%
                                                     ------------     --------

 Health Care
   Alcon Inc.                                   81   $      7,364        0.00%
                                                     ------------     --------
 Total Health Care                                   $      7,364        0.00%
                                                     ------------     --------

 Information Technology
   Logitech International***                13,505   $    138,831        0.07%
                                                     ------------     --------
 Total Information Technology                        $    138,831        0.07%
                                                     ------------     --------

Total Switzerland                                    $    160,739        0.08%
                                                     ------------     --------

Taiwan, Republic Of China
 Information Technology
   Taiwan Semiconductor
    Manufacturing - Adr                     19,335   $    173,051        0.08%
                                                     ------------     --------
 Total Information Technology                        $    173,051        0.08%
                                                     ------------     --------

Total Common Stocks (Non-United States)
 (proceeds - $28,682,880)                            $ 28,061,894       14.67%
                                                     ------------     --------

Total investment securities sold short
 (proceeds - $61,456,150)                            $ 61,572,213       32.19%
                                                     ============     ========

--------------------------------------------------------------------------------
*     Non-income producing security.
***   Security did not pay a dividend during the previous twelve months
Adr   American Depository Receipt.
RBS   The Royal Bank of Scotland

                 See Accompanying Notes to Financial Statements.

                                     III-38

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

Note 1. PORTFOLIO VALUATION

      A.    Futures and Forward Currency Contracts

            Investment transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract purchase price and market price) are reflected in the statement of assets and liabilities. The market value of futures contracts is determined by various futures exchanges, and reflects the settlement price for each contract as of the close of business of the last business day of the reporting period. The market value of forward currency contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) of the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

      B.    Investment Securities

            Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. Securities transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. government securities are stated at cost plus accrued interest, which approximates market value.

      C.    Options

            The market value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period.

      D.    Foreign Currency Transactions

            The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of assets and liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

      E.    Statement of Financial Accounting Standards No. 157 Disclosure

            As of January 1, 2008, the Trust adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurement, or SFAS No. 157. SFAS No. 157 provides guidance for determining fair value and requires increased disclosure regarding the inputs to valuation techniques used to measure fair value. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

            SFAS No. 157 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

            Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

            Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes United States Treasury Securities.

            Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the three-month period ended March 31, 2009, the Trust did not have any Level 3 assets or liabilities.

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

            The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of March 31, 2009.

                                                         Fair Value at March 31, 2009
                                                         ----------------------------

Description                              Level 1           Level 2           Level 3           Total
--------------------                  ------------      ------------      ------------     ------------
Investments
-----------

Investment securities                  $61,678,016        $4,999,889               $ 0      $66,677,905

Investment securities sold short       (61,572,213)                0                 0      (61,572,213)

Other Financial Instruments
---------------------------

Exchange traded futures contracts         (597,473)                0                 0         (597,473)

Forward currency contracts                       0          (330,830)                0         (330,830)

Options purchased                                0            58,203                 0           58,203

Options written                                  0          (336,117)                0         (336,117)
                                      ------------      ------------      ------------     ------------
Total                                    ($491,670)       $4,391,145               $ 0       $3,899,475
                                      ============      ============      ============     ============

Note 2. INVESTMENTS

      The U.S. federal income tax basis of the Trusts investment at March 31, 2009 was as follows:

           Investment securities                                66,677,905
           Securities sold short                               (61,572,213)
           Purchased options on forward currency contracts          58,203
           Written options on forward currency contracts          (336,117)
           Open forward currency contracts                        (242,238)
           Open futures contracts                               (1,248,948)

      The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $562,882 (gross unrealized appreciation was $1,296,495 and gross unrealized depreciation was $733,613).

                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                   (Unaudited)

Item 2. Controls and Procedures

a) The registrant's principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        The Campbell Multi-Strategy Trust

By                /s/ Gregory T. Donovan
                  ----------------------
                  Gregory T. Donovan, Chief Financial Officer

Date              June 1, 2009
                  ------------


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /s/ Theresa D. Becks
                  --------------------
                  Theresa D. Becks, Chief Executive Officer

Date              June 1, 2009
                  ------------


By                /s/ Gregory T. Donovan
                  ----------------------
                  Gregory T. Donovan, Chief Financial Officer

Date              June 1, 2009
                  ------------